UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

                                                        ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                                                         New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

_________Wilmington, DE 19808_________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2018 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS-98.5%

Financials-22.3%
AG Mortgage Investment Trust, Inc., Series B, 8.00%	5,827	$149,171
AGNC Investment Corp., Series B, 7.75%	8,858	228,979
Annaly Capital Management, Inc., Series F, 6.95%	36,478	929,095
ARMOUR Residential REIT, Inc., Series B, 7.88%	8,115	203,200
Capstead Mortgage Corp., Series E, 7.50%	13,070	328,580
Chimera Investment Corp., Series A, 8.00%	7,347	188,818
Chimera Investment Corp., Series B, 8.00%	15,201	396,746
CYS Investments, Inc., Series B, 7.50%	10,123	251,050
Exantas Capital Corp., 8.63%	6,073	154,558
Invesco Mortgage Capital, Inc., Series A, 7.75%	7,087	178,238
Invesco Mortgage Capital, Inc., Series B, 7.75%	7,853	204,649
Invesco Mortgage Capital, Inc., Series C, 7.50%	14,567	364,175
MFA Financial, Inc., Series B, 7.50%	10,133	256,466
New York Mortgage Trust, Inc., Series C, 7.88%	4,555	110,732
PennyMac Mortgage Investment Trust, Series A, 8.13%	5,827	146,957
PennyMac Mortgage Investment Trust, Series B, 8.00%	8,868	223,740
Two Harbors Investment Corp., Series A, 8.13%	7,419	200,535
Two Harbors Investment Corp., Series B, 7.63%	14,830	379,055
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	13,920	363,173
Total Financials		5,257,917
Real Estate-76.2%
American Homes 4 Rent, Series D, 6.50%	13,603	356,399
American Homes 4 Rent, Series E, 6.35%	11,642	302,576
American Homes 4 Rent, Series F, 5.88%	7,845	193,615
American Homes 4 Rent, Series G, 5.88%	5,821	143,953
Apartment Investment & Management Co., Series A, 6.88%	6,338	165,675
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,073	146,238
Ashford Hospitality Trust, Inc., Series G, 7.38%	7,845	189,457
Ashford Hospitality Trust, Inc., Series H, 7.50%	4,809	118,253
Boston Properties, Inc., Series B, 5.25%	10,130	253,047
CBL & Associates Properties, Inc., Series D, 7.38%	22,967	443,033
CBL & Associates Properties, Inc., Series E, 6.63%	8,731	152,007
City Office REIT, Inc., Series A, 6.63%	5,767	141,695
Colony Capital, Inc., Series B, 8.25%	15,770	406,077
Colony Capital, Inc., Series E, 8.75%	11,402	299,873
Colony Capital, Inc., Series H, 7.13%	14,831	349,863
Colony Capital, Inc., Series I, 7.15%	15,478	361,102
Colony Capital, Inc., Series J, 7.13%	16,314	380,442
DDR Corp., Series A, 6.38%	8,858	227,739
DDR Corp., Series J, 6.50%	10,123	252,721
Digital Realty Trust, Inc., Series C, 6.63%	10,186	270,744

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)

Digital Realty Trust, Inc., Series G, 5.88%	12,654	$319,767
Digital Realty Trust, Inc., Series H, 7.38%	18,475	481,089
Digital Realty Trust, Inc., Series I, 6.35%	12,654	330,649
Digital Realty Trust, Inc., Series J, 5.25%	10,123	247,001
EPR Properties, Series C, 5.75%	6,835	187,963
Farmland Partners, Inc., Series B, 6.00%(1)	7,640	177,172
GGP, Inc., Series A, 6.38%	12,654	310,782
Global Medical REIT, Inc., Series A, 7.50%	4,005	100,325
Global Net Lease, Inc., Series A, 7.25%	6,971	175,948
Hersha Hospitality Trust, Series D, 6.50%	9,747	225,448
Hersha Hospitality Trust, Series E, 6.50%	5,061	117,820
Kimco Realty Corp., Series J, 5.50%	11,388	276,159
Kimco Realty Corp., Series K, 5.63%	8,858	216,578
Kimco Realty Corp., Series L, 5.13%	11,388	258,735
LaSalle Hotel Properties, Series J, 6.30%	7,593	191,723
Monmouth Real Estate Investment Corp., Series C, 6.13%	13,778	337,547
National Retail Properties, Inc., Series E, 5.70%	14,564	368,032
National Retail Properties, Inc., Series F, 5.20%	17,477	424,167
Pennsylvania Real Estate Investment Trust, Series B, 7.38%	4,370	107,109
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	7,601	178,776
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	6,080	137,286
PS Business Parks, Inc., Series U, 5.75%	11,642	293,029
PS Business Parks, Inc., Series V, 5.70%	5,567	139,398
PS Business Parks, Inc., Series W, 5.20%	9,604	232,321
Public Storage, Series A, 5.88%	4,724	121,926
Public Storage, Series B, 5.40%	7,460	189,335
Public Storage, Series C, 5.13%	4,974	123,703
Public Storage, Series D, 4.95%	8,082	200,191
Public Storage, Series E, 4.90%	8,703	211,483
Public Storage, Series F, 5.15%	6,963	172,822
Public Storage, Series G, 5.05%	7,460	184,486
Public Storage, Series U, 5.63%	7,149	180,405
Public Storage, Series V, 5.38%	12,309	307,479
Public Storage, Series W, 5.20%	12,433	308,587
Public Storage, Series X, 5.20%	5,595	138,812
Public Storage, Series Z, 6.00%	7,149	185,231
Rexford Industrial Realty, Inc., Series A, 5.88%	4,555	112,053
SL Green Realty Corp., Series I, 6.50%	11,642	298,501
Sunstone Hotel Investors, Inc., Series E, 6.95%	5,821	151,637
Taubman Centers, Inc., Series J, 6.50%	9,725	244,389
Taubman Centers, Inc., Series K, 6.25%	8,605	214,695
UMH Properties, Inc., Series C, 6.75%	6,333	164,626
Urstadt Biddle Properties, Inc., Series H, 6.25%	5,913	147,352
VEREIT, Inc., Series F, 6.70%	54,235	1,380,823
Vornado Realty Trust, Series K, 5.70%	15,185	386,155
Vornado Realty Trust, Series L, 5.40%	15,185	371,577
Washington Prime Group, Inc., Series H, 7.50%	5,061	118,174

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)

Welltower, Inc., Series I, 6.50%	18,183	$1,079,888
Total Real Estate		17,983,663

TOTAL INVESTMENTS- 98.5%
(Cost $23,395,021)		23,241,580
Other Assets in Excess of Liabilities - 1.5%		363,994
Net Assets - 100.0%		$23,605,574

_______

(1)	Represents step coupon security. Rate shown reflects the rate in effect as of July 31, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$23,241,580	$–	$–	$23,241,580
Total	$23,241,580	$–	$–	$23,241,580

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments – iSectors® Post-MPT Growth ETF

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.9%

Equity Funds - 65.8%

Direxion Daily Financial Bull 3X Shares	11,510	$800,175
Direxion Daily Utilities Bull 3X Shares	30,959	833,107
Fidelity MSCI Financials Index ETF	24,601	1,009,871
Fidelity MSCI Health Care Index ETF	4,440	194,205
Fidelity MSCI Information Technology Index ETF	31,130	1,754,798
VanEck Vectors Gold Miners ETF	9,708	206,586
Vanguard Energy ETF	7,409	786,984
Vanguard Real Estate ETF	17,056	1,397,569
Vanguard Utilities ETF	17,454	2,057,827
Total Equity Funds		9,041,122

Debt Fund - 33.1%

iShares 20+ Year Treasury Bond ETF	37,980	4,546,206

TOTAL INVESTMENTS- 98.9%
(Cost $12,930,138)		13,587,328
Other Assets in Excess of Liabilities - 1.1%		156,008
Net Assets - 100.0%		$13,743,336

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Exchange Traded Funds	$13,587,328	$–	$–	$13,587,328
Total	$13,587,328	$–	$–	$13,587,328

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Cumberland Municipal Bond ETF

July 31, 2018 (Unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS – 97.2%
ALABAMA – 2.2%
Auburn University, Series A, 5.00%, 06/01/26 (Call 6/01/21)	$250,000	$272,265

ARIZONA – 4.7%
Arizona Department of Transportation State Highway Fund Revenue, Series A, 5.25%, 07/01/29 (Call 7/01/21)	200,000	219,380
City of Phoenix Civic Improvement Corp., Series A, 5.00%, 07/01/22 (Call 7/01/20)	130,000	138,118
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/38 (Call 1/01/27)	200,000	230,348
Total Arizona		587,846
ARKANSAS – 1.7%
State of Arkansas, 5.00%, 04/01/20	200,000	210,812

CALIFORNIA – 5.2%
Beverly Hills Unified School District CA, 4.00%, 08/01/40 (Call 8/01/26)	150,000	158,299
California Health Facilities Financing Authority, Series A, 5.00%, 08/15/52 (Call 8/15/23)	100,000	108,892
County of Sacramento CA Airport System Revenue, 5.00%, 07/01/40 (Call 7/01/20)	200,000	211,946
State of California, 5.00%, 10/01/41 (Call 10/01/21)	150,000	163,823
Total California		642,960
COLORADO – 5.8%
City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 11/15/31 (Call 11/15/26)	175,000	203,007
Denver City & County School District No 1, (ST AID WITHHLDG), 4.00%, 12/01/41 (Call 12/01/26)	250,000	261,347
Regional Transportation District, Series A, 4.50%, 06/01/44 (Call 6/01/23)	250,000	263,285
Total Colorado		727,639
CONNECTICUT – 1.9%
State of Connecticut Clean Water Fund - State Revolving Fund, Series A, 5.00%, 05/01/27	200,000	241,152

DISTRICT OF COLUMBIA – 1.9%
District of Columbia, Series G, 5.00%, 12/01/36 (Call 12/01/21)	100,000	108,841

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia Water & Sewer Authority, Series A, 5.00%, 10/01/52 (Call 4/01/27)	$110,000	$124,963
Total District of Columbia		233,804
FLORIDA – 6.1%
Central Florida Expressway Authority, Series B, 4.00%, 07/01/38 (Call 7/01/26)	200,000	206,716
City of Tampa FL, Series A, 4.00%, 11/15/46 (Call 5/15/26)	100,000	101,602
County of Miami-Dade FL Aviation Revenue, Series A, (AGC Insured), 5.50%, 10/01/24 (Call 10/01/18)	200,000	201,322
Florida Housing Finance Corp., Series 1, (GNMA/FNMA/FHLMC), 3.80%, 07/01/47 (Call 1/01/27)	150,000	147,921
Orange County School Board, Series A, (AGC Insured), 5.50%, 08/01/34 (Call 8/01/19)	100,000	103,965
Total Florida		761,526
GEORGIA – 1.8%
State of Georgia, Series C-1, 4.00%, 07/01/25	200,000	223,242

HAWAII – 4.2%
City & County Honolulu HI Wastewater System Revenue, Series A, 5.00%, 07/01/45 (Call 7/01/25)	150,000	169,101
State of Hawaii Department of Budget & Finance, Series A, 5.50%, 07/01/43 (Call 7/01/23)	200,000	222,778
State of Hawaii State Highway Fund, Series A, 5.00%, 01/01/28 (Call 7/01/24)	115,000	131,800
Total Hawaii		523,679
INDIANA – 2.0%
Ball State University, Series R, 5.00%, 07/01/36 (Call 7/01/27)	220,000	252,331

KANSAS – 0.8%
Geary County Unified School District No 475, Series A, 4.00%, 09/01/43 (Call 9/01/25)	100,000	102,667

LOUISIANA – 1.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.50%, 05/01/39 (Call 5/01/25)	150,000	160,709

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
MAINE – 0.9%
Maine Turnpike Authority, 5.00%, 07/01/47 (Call 7/01/28)	$100,000	$114,545

MARYLAND – 2.8%
City of Baltimore MD, Series C, 3.00%, 07/01/19	185,000	187,355
University System of Maryland, Series A, 4.00%, 04/01/37 (Call 4/01/27)	150,000	158,430
Total Maryland		345,785
MASSACHUSETTS – 9.5%
Commonwealth of Massachusetts, (NATL Insured), 5.25%, 01/01/21	160,000	172,941
Commonwealth of Massachusetts, Series A, 4.50%, 12/01/43 (Call 12/01/21)	185,000	196,625
Commonwealth of Massachusetts, Series B, 5.00%, 08/01/25 (Call 8/01/20)	200,000	213,192
Massachusetts Development Finance Agency, Series M-4, 5.00%, 07/01/44 (Call 7/01/23)	105,000	114,276
Massachusetts Health & Educational Facilities Authority, Series I, 5.75%, 07/01/36 (Call 7/01/19)	150,000	155,805
Massachusetts School Building Authority, Series B, 5.00%, 10/15/41 (Call 10/15/21)	200,000	215,738
Massachusetts School Building Authority, Series B, 5.25%, 02/15/48 (Call 2/15/28)	100,000	117,181
Total Massachusetts		1,185,758
MICHIGAN – 2.3%
Michigan Finance Authority, 4.00%, 12/01/46 (Call 6/01/27)	75,000	76,226
Michigan State Housing Development Authority, Series A, 3.63%, 10/01/52 (Call 10/01/25)	120,000	115,774
Michigan State Housing Development Authority, Series A, 4.15%, 10/01/53 (Call 10/01/27)	100,000	100,071
Total Michigan		292,071
MISSOURI – 2.2%
Missouri Highway & Transportation Commission, Series A, 5.00%, 05/01/26	225,000	268,054

NEBRASKA – 2.4%
Omaha Public Power District, Series A, 4.00%, 02/01/42 (Call 12/01/27)	100,000	104,352
Omaha Public Power District, Series B, 4.00%, 02/01/39 (Call 8/01/24)	190,000	197,708
Total Nebraska		302,060

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
NEVADA – 2.6%
County of Clark NV, 5.00%, 11/01/24	$150,000	$174,289
Las Vegas Valley Water District, Series A, 4.00%, 02/01/38 (Call 2/01/27)	150,000	155,696
Total Nevada		329,985
NEW JERSEY – 2.2%
New Jersey Economic Development Authority, 5.00%, 06/15/46 (Call 6/15/23)	150,000	166,724
New Jersey Housing & Mortgage Finance Agency, Series D, 4.45%, 11/01/48 (Call 5/01/26)	100,000	101,039
Total New Jersey		267,763
NEW YORK – 8.9%
Metropolitan Transportation Authority, Series D, 5.00%, 11/15/43 (Call 11/15/23)	225,000	246,375
New York City Water & Sewer System, Series BB, 5.00%, 06/15/46 (Call 6/15/23)	150,000	165,135
New York City Water & Sewer System, Series DD, 5.00%, 06/15/39 (Call 6/15/24)	150,000	168,347
New York State Dormitory Authority, Series A, 5.00%, 07/01/43 (Call 7/01/23)	200,000	222,102
New York State Environmental Facilities Corp., Series A, 5.00%, 06/15/30 (Call 6/15/23)	100,000	113,156
New York State Housing Finance Agency, Series D, (SONYMA FNMA), 4.20%, 11/01/49 (Call 5/01/26)	75,000	77,298
Port Authority of New York & New Jersey, 6.13%, 06/01/94 (Call 6/01/24)	100,000	119,970
Total New York		1,112,383
NORTH CAROLINA – 1.6%
Cape Fear Public Utility Authority, 5.00%, 08/01/20 (Call 8/01/18)	195,000	195,000

OHIO – 1.1%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC), 4.10%, 03/01/42 (Call 9/01/26)	135,000	139,788

OKLAHOMA – 0.8%
Oklahoma Development Finance Authority, (AGM), 4.13%, 08/15/57 (Call 8/15/28)	100,000	101,189

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
PENNSYLVANIA – 3.1%
Berks County Municipal Authority, Series A-3, 5.50%, 11/01/31 (Call 11/01/19)	$125,000	$130,659
City of Philadelphia PA, (AGM Insured), 4.00%, 08/01/39 (Call 8/01/27)	75,000	76,593
Commonwealth Financing Authority, (AGM), 4.00%, 06/01/39 (Call 6/01/28)	100,000	102,367
Delaware River Joint Toll Bridge Commission, 4.00%, 07/01/47 (Call 7/01/27)	75,000	77,326
Total Pennsylvania		386,945
PUERTO RICO – 1.0%
Commonwealth of Puerto Rico, Series A, (AGM Insured), 5.00%, 07/01/35 (Call 7/01/22)	120,000	129,858

TENNESSEE – 1.7%
Metropolitan Government of Nashville & Davidson County TN, 4.00%, 07/01/30 (Call 7/01/27)	100,000	108,094
Rutherford County Health & Educational Facilities Board, Series C, 5.00%, 11/15/47 (Call 11/15/21)	100,000	107,836
Total Tennessee		215,930
TEXAS – 5.3%
City of Houston TX Combined Utility System Revenue, Series D, 5.00%, 11/15/19	150,000	156,580
Grand Parkway Transportation Corp., Series B, 5.00%, 04/01/53 (Call 10/01/23)	100,000	109,548
Lower Colorado River Authority, 5.00%, 05/15/39 (Call 5/15/23)	150,000	164,609
Red River Education Finance Corp., 5.00%, 03/15/43 (Call 3/15/23)	205,000	225,061
Total Texas		655,798
UTAH – 2.3%
Salt Lake City Corp. Airport Revenue, Series B, 5.00%, 07/01/42 (Call 7/01/27)	250,000	285,278

VIRGINIA – 3.5%
County of Fairfax VA, Series A, (ST AID WITHHLDG), 4.00%, 10/01/36 (Call 4/01/27)	210,000	226,078
University of Virginia, Series A, 4.00%, 04/01/42 (Call 4/01/27)	200,000	209,392
Total Virginia		435,470

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
WASHINGTON – 2.0%
City of Seattle WA Water System Revenue, 4.00%, 08/01/35 (Call 2/01/27)	$100,000	$105,606
State of Washington, Series 2010-A, 5.00%, 08/01/28 (Call 8/01/19)	140,000	144,861
Total Washington		250,467
WISCONSIN – 1.4%
State of Wisconsin, Series A, (ST APPROP), 6.00%, 05/01/36 (Call 5/01/19)	100,000	103,397
Wisconsin Health & Educational Facilities Authority, 4.00%, 12/01/46 (Call 11/01/26)	75,000	75,838
Total Wisconsin		179,235
Total Municipal Bonds
(Cost $12,073,052)		12,133,994
TOTAL INVESTMENTS- 97.2%
(Cost $12,073,052)		12,133,994
Other Assets in Excess of Liabilities – 2.8%		346,308
Net Assets - 100.0%		$12,480,302

Abbreviations:
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association.
GNMA — Government National Mortgage Association.
NATL — National Public Finance Guarantee Corp.
SONYMA — State of New York Mortgage Agency.
ST AID WITHHLDG — State Aid Withholding.
ST APPROP — State Appropriation.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

July 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Municipal Bonds	$–	$12,133,994	$–	$12,133,994
Total	$–	$12,133,994	$–	$12,133,994

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Glovista Emerging Markets ETF

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 92.7%
Brazil - 4.4%
Ambev SA(1)	13,773	$70,793
Atacadao Distribuicao Comercio e Industria Ltda	1,793	7,471
B3 SA - Brasil Bolsa Balcao	6,487	41,117
Banco Bradesco SA(1)	10,561	85,333
Banco do Brasil SA	3,559	30,818
Banco Santander Brasil SA	9,908	96,300
BB Seguridade Participacoes SA	2,216	14,459
BR Malls Participacoes SA*	2,887	7,653
BRF SA*	2,623	15,829
CCR SA	3,761	10,552
Cia de Saneamento Basico do Estado de Sao Paulo	1,120	7,460
Cielo SA	3,710	14,184
Cosan SA	542	5,324
CVC Brasil Operadora e Agencia de Viagens SA	479	5,628
Embraer SA(1)	593	12,127
Engie Brasil Energia SA	639	6,366
Equatorial Energia SA	625	10,199
Estacio Participacoes SA	971	6,713
Fibria Celulose SA	736	14,511
Gerdau SA(1)	3,331	14,656
Hapvida Participacoes e Investimentos SA*(2)	2,346	17,601
Hypera SA	1,315	9,722
IRB Brasil Resseguros SA	1,038	14,768
Itau Unibanco Holding SA(1)	9,997	119,864
Kroton Educacional SA	5,035	15,159
Localiza Rent a Car SA	1,670	10,567
Lojas Renner SA	2,380	19,581
M Dias Branco SA	1,137	11,624
Magazine Luiza SA	225	7,929
Petrobras Distribuidora SA	1,099	5,707
Petroleo Brasileiro SA(1)	6,897	72,143
Raia Drogasil SA	704	13,948
Rumo SA*	3,176	12,566
Smiles Fidelidade SA	411	5,607
Suzano Papel e Celulose SA	1,213	14,398
TIM Participacoes SA	2,696	8,907
Transmissora Alianca de Energia Eletrica SA	1,089	5,864
Ultrapar Participacoes SA	1,230	13,322
Vale SA(1)	3,576	52,424
Via Varejo SA	1,347	7,641
WEG SA	2,475	12,206
Total Brazil		929,041
Chile - 6.1%
Aguas Andinas SA Class A	50,465	29,370
AntarChile SA	1,349	23,149
Banco de Chile	417,816	65,030
Banco de Credito e Inversiones	764	52,784
Banco Santander Chile	1,088,662	89,740
Cencosud SA	23,552	64,521
Cia Cervecerias Unidas SA	2,806	38,158
Colbun SA	130,084	29,028
Empresa Nacional de Telecomunicaciones SA	2,227	21,011
Empresas CMPC SA	22,160	89,659
Empresas COPEC SA	6,645	106,644
Enel Americas SA	534,064	94,302
Enel Chile SA	580,428	61,661

Security Description	Shares	Value
Common Stocks (continued)
Chile (continued)
Engie Energia Chile SA	9,399	$19,149
Itau CorpBanca	2,736,942	28,925
Latam Airlines Group SA	5,645	64,280
Parque Arauco SA	12,004	33,852
SACI Falabella	18,279	169,985
Sociedad Matriz del Banco de Chile SA Class B	214,759	105,712
Sociedad Quimica y Minera de Chile SA(1)	2,159	104,215
Total Chile		1,291,175
China - 7.6%
51job, Inc.*(1)	66	6,057
AAC Technologies Holdings, Inc.	783	9,976
Agricultural Bank of China Ltd. Class H	31,805	15,398
Alibaba Group Holding Ltd.*(1)	1,023	191,536
Anhui Conch Cement Co. Ltd. Class H	1,316	8,425
ANTA Sports Products Ltd.	1,143	5,825
Autohome, Inc.(1)	133	12,868
Baidu, Inc.*(1)	342	84,536
Bank of China Ltd. Class H	108,879	51,047
Bank of Communications Co. Ltd. Class H	17,428	12,567
China CITIC Bank Corp. Ltd. Class H	9,644	6,180
China Communications Construction Co. Ltd. Class H	4,917	5,431
China Conch Venture Holdings Ltd.	1,745	6,570
China Construction Bank Corp. Class H	312,821	283,366
China Evergrande Group*	2,324	6,410
China Life Insurance Co. Ltd. Class H	7,987	19,924
China Merchants Bank Co. Ltd. Class H	4,144	16,182
China Pacific Insurance Group Co. Ltd. Class H	3,061	11,933
China Petroleum & Chemical Corp. Class H	31,567	30,445
China Shenhua Energy Co. Ltd. Class H	3,787	8,540
China Telecom Corp. Ltd. Class H	13,614	6,435
China Vanke Co. Ltd. Class H	1,501	4,790
CITIC Securities Co. Ltd. Class H	2,492	4,972
Country Garden Holdings Co. Ltd.	8,293	12,848
Ctrip.com International Ltd.*(1)	290	11,933
ENN Energy Holdings Ltd.	889	9,044
Fosun International Ltd.	2,711	4,953
Hengan International Group Co. Ltd.	714	6,354
Huazhu Group Ltd.(1)	1,265	50,613
Industrial & Commercial Bank of China Ltd. Class H	113,205	83,796
iQIYI, Inc.*(1)	344	11,015
JD.com, Inc.*(1)	1,584	56,802
Momo, Inc.*(1)	185	7,589
NetEase, Inc.(1)	173	44,634
New China Life Insurance Co. Ltd. Class H	1,174	5,400
New Oriental Education & Technology Group, Inc.(1)	130	11,185
PetroChina Co. Ltd. Class H	20,858	15,918
PICC Property & Casualty Co. Ltd. Class H	6,031	6,800
Ping An Insurance Group Co. of China Ltd. Class H	6,835	63,395
Shenzhou International Group Holdings Ltd.	765	9,381
SINA Corp.*	68	5,473
Sinopharm Group Co. Ltd. Class H	1,292	5,465
Sunac China Holdings Ltd.	2,805	9,113
Sunny Optical Technology Group Co. Ltd.	728	12,011

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
China (continued)
TAL Education Group*(1)	228	$7,294
Tencent Holdings Ltd.	7,660	346,645
Tingyi Cayman Islands Holding Corp.	2,418	5,588
Vipshop Holdings Ltd.*(1)	522	5,037
Want Want China Holdings Ltd.	5,833	4,823
Wuxi Biologics Cayman, Inc.*(2)	466	4,738
Total China		1,627,260
India - 1.2%
Axis Bank Ltd.*(3)	278	11,106
HDFC Bank Ltd.(1)	1,229	127,005
ICICI Bank Ltd.*(1)	5,641	49,810
Infosys Ltd.(1)	274	5,529
Larsen & Toubro Ltd.(3)	1,788	33,686
Mahindra & Mahindra Ltd.(3)	549	7,549
State Bank of India*(3)	336	14,297
Tata Motors Ltd.*(1)	311	5,660
Total India		254,642
Indonesia - 7.9%
Adaro Energy Tbk PT	175,370	23,168
Astra International Tbk PT	274,316	136,017
Bank Central Asia Tbk PT	152,308	245,837
Bank Danamon Indonesia Tbk PT	142,794	65,109
Bank Mandiri Persero Tbk PT	262,895	121,238
Bank Negara Indonesia Persero Tbk PT	103,451	53,089
Bank Rakyat Indonesia Persero Tbk PT	1,717,464	365,646
Barito Pacific Tbk PT	120,749	15,198
Bumi Resources Tbk PT*	674,519	12,162
Bumi Serpong Damai Tbk PT*	113,985	10,671
Charoen Pokphand Indonesia Tbk PT	49,900	15,641
Gudang Garam Tbk PT	6,369	33,192
Hanjaya Mandala Sampoerna Tbk PT	123,094	32,779
Indah Kiat Pulp & Paper Corp Tbk PT	33,856	45,079
Indocement Tunggal Prakarsa Tbk PT	25,523	25,001
Indofood CBP Sukses Makmur Tbk PT	32,578	19,712
Indofood Sukses Makmur Tbk PT	64,887	28,574
Jasa Marga Persero Tbk PT	111,747	36,345
Kalbe Farma Tbk PT	292,703	26,286
Matahari Department Store Tbk PT	34,767	19,348
Mitra Keluarga Karyasehat Tbk PT*	82,698	11,470
Pabrik Kertas Tjiwi Kimia Tbk PT	13,743	13,819
Perusahaan Gas Negara Persero Tbk	152,270	17,951
Semen Indonesia Persero Tbk PT	40,974	21,595
Surya Citra Media Tbk PT	83,853	11,921
Telekomunikasi Indonesia Persero Tbk PT	680,695	168,522
Unilever Indonesia Tbk PT	16,773	50,307
United Tractors Tbk PT	20,077	49,079
Total Indonesia		1,674,756
Malaysia - 7.0%
AirAsia Group Bhd	18,525	16,224
Alliance Bank Malaysia Bhd	12,108	11,944
AMMB Holdings Bhd	13,533	13,383
Axiata Group Bhd	69,372	74,918
British American Tobacco Malaysia Bhd	1,240	10,457
Bursa Malaysia Bhd	4,869	9,367
CIMB Group Holdings Bhd	75,156	107,973
Dialog Group Bhd	38,403	31,365
DiGi.Com Bhd	27,038	30,264

Security Description	Shares	Value
Common Stocks (continued)
Malaysia (continued)
Fraser & Neave Holdings Bhd	830	$7,624
Gamuda Bhd	17,092	16,272
Genting Bhd	19,173	41,270
Genting Malaysia Bhd	25,776	32,085
Genting Plantations Bhd	3,345	7,694
HAP Seng Consolidated Bhd	5,194	12,522
Hartalega Holdings Bhd	12,082	18,279
Hong Leong Bank Bhd	5,755	26,984
Hong Leong Financial Group Bhd	1,497	6,658
IHH Healthcare Bhd	57,344	83,371
IJM Corp. Bhd	27,617	13,316
Inari Amertron Bhd	21,537	12,981
IOI Corp. Bhd	22,467	25,535
Kuala Lumpur Kepong Bhd	3,758	22,890
Malayan Banking Bhd	51,053	123,205
Malaysia Airports Holdings Bhd	14,798	33,673
Malaysia Building Society Bhd	47,527	13,095
Maxis Bhd	18,894	26,912
MISC Bhd	9,183	15,090
Nestle Malaysia Bhd	553	20,079
Petronas Chemicals Group Bhd	21,179	46,526
Petronas Dagangan Bhd	1,540	10,221
Petronas Gas Bhd	4,989	23,000
PPB Group Bhd	4,227	17,158
Press Metal Aluminium Holdings Bhd	10,264	12,069
Public Bank Bhd	26,171	154,901
QL Resources Bhd	5,456	8,053
RHB Bank Bhd	28,072	37,568
Sime Darby Bhd	28,075	17,405
Sime Darby Plantation Bhd	33,197	42,874
Sime Darby Property Bhd	33,420	11,017
SP Setia Bhd Group	15,303	11,181
Telekom Malaysia Bhd	26,214	25,601
Tenaga Nasional Bhd	42,308	163,196
TIME dotCom Bhd	3,354	6,766
Top Glove Corp. Bhd	6,795	16,950
UMW Holdings Bhd	4,638	6,846
Yinson Holdings Bhd	6,208	7,040
YTL Corp. Bhd	27,041	8,980
Total Malaysia		1,492,782
Mexico - 6.8%
Alfa SAB de CV Class A	7,009	9,537
Alsea SAB de CV	3,223	11,118
America Movil SAB de CV Class L(1)	14,366	245,802
Arca Continental SAB de CV	5,854	38,860
Banco del Bajio SA(2)	7,147	16,884
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	10,545	17,777
Becle SAB de CV	3,426	4,774
Bolsa Mexicana de Valores SAB de CV	3,672	7,000
Cemex SAB de CV*(1)	7,488	55,786
Coca-Cola Femsa SAB de CV, Series L	3,368	21,089
Concentradora Fibra Danhos SA de CV	8,731	14,358
Corp. Inmobiliaria Vesta SAB de CV	3,736	5,919
El Puerto de Liverpool SAB de CV	1,157	8,586
Fibra Uno Administracion SA de CV	23,877	34,385
Fomento Economico Mexicano SAB de CV(1)	1,392	136,611
Gentera SAB de CV	9,809	10,600

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Mexico (continued)
GMexico Transportes SAB de CV(2)	24,259	$41,391
Gruma SAB de CV Class B	1,270	16,438
Grupo Aeroportuario del Centro Norte SAB de CV	1,869	11,369
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,078	19,636
Grupo Aeroportuario del Sureste SAB de CV Class B	1,280	22,773
Grupo Bimbo SAB de CV, Series A	9,656	20,547
Grupo Carso SAB de CV, Series A1	13,797	57,378
Grupo Cementos de Chihuahua SAB de CV	774	5,026
Grupo Elektra SAB DE CV	364	13,411
Grupo Financiero Banorte SAB de CV Class O	16,730	116,657
Grupo Financiero Inbursa SAB de CV Class O	17,165	28,274
Grupo Lala SAB de CV	15,330	16,261
Grupo Mexico SAB de CV, Series B	20,632	64,870
Grupo Televisa SAB(1)	4,010	79,719
Industrias Bachoco SAB de CV, Series B	3,652	18,117
Industrias Penoles SAB de CV	762	12,920
Infraestructura Energetica Nova SAB de CV	3,100	15,146
Kimberly-Clark de Mexico SAB de CV Class A	4,841	8,909
Macquarie Mexico Real Estate Management SA de CV*	4,749	5,152
Megacable Holdings SAB de CV	5,271	25,366
Mexichem SAB de CV	6,291	22,025
Nemak SAB de CV(2)	19,020	15,675
PLA Administradora Industrial S de RL de CV*	4,805	7,464
Prologis Property Mexico SA de CV	3,874	7,697
Promotora y Operadora de Infraestructura SAB de CV	2,322	24,051
Qualitas Controladora SAB de CV	2,769	7,415
Regional SAB de CV	2,007	12,203
Telesites SAB de CV*	19,744	14,598
Wal-Mart de Mexico SAB de CV	34,416	100,509
Total Mexico		1,450,083
Philippines - 3.9%
Aboitiz Equity Ventures, Inc.	22,839	24,665
Aboitiz Power Corp.	18,058	12,650
Ayala Corp.	2,915	54,836
Ayala Land, Inc.	91,888	70,683
Bank of the Philippine Islands	24,891	45,934
BDO Unibank, Inc.	27,505	68,368
DMCI Holdings, Inc.	45,221	10,048
Globe Telecom, Inc.	368	12,716
GT Capital Holdings, Inc.	1,259	22,997
International Container Terminal Services, Inc.	18,291	30,654
JG Summit Holdings, Inc.	44,007	46,406
Jollibee Foods Corp.	5,380	27,353
Manila Electric Co.	2,615	18,692
Metro Pacific Investments Corp.	140,857	12,493
Metropolitan Bank & Trust Co.	30,232	41,956
PLDT, Inc.	1,348	33,938
Robinsons Land Corp.	51,572	19,015
San Miguel Corp.	4,764	12,487
Security Bank Corp.	4,620	17,660
SM Investments Corp.	6,095	109,034

Security Description	Shares	Value
Common Stocks (continued)
Philippines (continued)
SM Prime Holdings, Inc.	115,791	$82,311
Universal Robina Corp.	27,432	66,120
Total Philippines		841,016
Poland - 6.9%
Alior Bank SA*	2,042	40,592
AmRest Holdings SE*	181	21,593
Asseco Poland SA	1,780	22,462
Bank Millennium SA*	13,795	34,689
Bank Polska Kasa Opieki SA	3,718	113,787
Bank Zachodni WBK SA	684	68,649
CCC SA	611	37,616
CD Projekt SA*	1,544	83,438
Cyfrowy Polsat SA*	4,917	31,967
Dino Polska SA*(2)	1,198	32,845
Grupa Lotos SA	1,865	33,272
ING Bank Slaski SA	775	40,715
Jastrzebska Spolka Weglowa SA*	1,195	25,798
KGHM Polska Miedz SA*	3,263	86,157
KRUK SA	402	23,913
LPP SA	34	83,495
mBank SA	292	34,164
Orange Polska SA*	11,634	15,853
PGE Polska Grupa Energetyczna SA*	17,865	48,051
Polski Koncern Naftowy ORLEN SA	6,501	164,789
Polskie Gornictwo Naftowe i Gazownictwo SA*	38,496	58,144
Powszechna Kasa Oszczednosci Bank Polski SA*	19,751	225,358
Powszechny Zaklad Ubezpieczen SA	12,688	145,811
Total Poland		1,473,158
Russia - 8.8%
Aeroflot PJSC	4,970	9,781
Alrosa PJSC	27,138	42,258
Gazprom Neft PJSC	2,979	15,650
Gazprom PJSC	94,595	217,720
Inter RAO UES PJSC	199,494	13,228
Lenta Ltd.*(3)	4,645	23,179
LUKOIL PJSC	5,450	388,334
Magnit PJSC	626	41,363
Magnitogorsk Iron & Steel Works PJSC	15,427	11,423
MegaFon PJSC*	1,181	11,153
MMC Norilsk Nickel PJSC	704	122,626
Mobile TeleSystems PJSC	8,514	35,951
Moscow Exchange MICEX-RTS PJSC	15,905	26,222
Novatek PJSC	8,596	127,192
Novolipetsk Steel PJSC	8,710	22,642
PhosAgro PJSC	621	22,703
Polyus PJSC	193	13,806
Rosneft Oil Co PJSC	10,108	67,792
RusHydro PJSC	1,549,773	16,839
Sberbank of Russia PJSC	95,208	327,440
Severstal PJSC	1,576	25,739
Surgutneftegas PJSC	317,941	147,536
Tatneft PJSC	13,151	151,858
Total Russia		1,882,435
South Africa - 5.9%
Anglo American Platinum Ltd.	217	6,666
AngloGold Ashanti Ltd.(1)	1,444	12,837

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	1,400	$27,112
AVI Ltd.	1,213	10,087
Barloworld Ltd.	777	7,482
Bid Corp. Ltd.	1,145	22,915
Bidvest Group Ltd. (The)	1,295	18,421
Capitec Bank Holdings Ltd.	172	12,429
Clicks Group Ltd.	919	13,488
Dis-Chem Pharmacies Ltd.(2)	3,184	7,027
Discovery Ltd.	1,476	19,056
Exxaro Resources Ltd.	916	9,009
FirstRand Ltd.	11,573	60,882
Fortress REIT Ltd. Class A	3,983	4,692
Foschini Group Ltd. (The)	826	10,802
Gold Fields Ltd.	2,995	10,927
Growthpoint Properties Ltd.	10,776	21,401
Hyprop Investments Ltd.	916	7,144
Imperial Holdings Ltd.	556	9,010
Investec Ltd.	945	6,827
KAP Industrial Holdings Ltd.	7,459	4,050
Kumba Iron Ore Ltd.	373	8,235
Life Healthcare Group Holdings Ltd.	5,224	9,522
MMI Holdings Ltd.	3,721	4,804
Mr Price Group Ltd.	976	17,429
MTN Group Ltd.	5,828	50,678
Naspers Ltd. Class N	1,645	405,019
Nedbank Group Ltd.	809	16,764
Netcare Ltd.	5,094	10,461
Pick n Pay Stores Ltd.	1,271	7,190
PSG Group Ltd.	543	9,609
Rand Merchant Investment Holdings Ltd.	3,631	11,005
Redefine Properties Ltd.	18,538	14,966
Remgro Ltd.	1,910	31,501
Resilient REIT Ltd.	1,054	4,138
RMB Holdings Ltd.	3,204	20,048
Sanlam Ltd.	6,484	37,592
Sappi Ltd.	1,866	13,300
Sasol Ltd.	2,072	81,543
Shoprite Holdings Ltd.	1,631	26,963
SPAR Group Ltd. (The)	716	10,417
Standard Bank Group Ltd.	5,894	91,247
Tiger Brands Ltd.	652	17,331
Truworths International Ltd.	1,605	9,978
Vodacom Group Ltd.	2,023	21,547
Woolworths Holdings Ltd.	3,872	15,044
Total South Africa		1,248,595
South Korea - 9.6%
Amorepacific Corp.	107	25,587
Celltrion, Inc.*	269	65,287
Coway Co. Ltd.	143	11,991
E-MART, Inc.	57	11,133
Hana Financial Group, Inc.	917	36,806
Hotel Shilla Co. Ltd.	112	9,992
Hyundai Engineering & Construction Co. Ltd.	219	11,453
Hyundai Heavy Industries Co. Ltd.*	123	11,710
Hyundai Heavy Industries Holdings Co. Ltd.*	24	7,198
Hyundai Mobis Co. Ltd.	202	41,171
Hyundai Motor Co.	454	52,557
Hyundai Steel Co.	221	10,609

Security Description	Shares	Value
Common Stocks (continued)
South Korea (continued)
Industrial Bank of Korea	695	$9,723
Kakao Corp.	134	13,476
KB Financial Group, Inc.	1,195	57,258
Kia Motors Corp.	777	22,018
Korea Aerospace Industries Ltd.*	311	9,772
Korea Electric Power Corp.	1,665	49,564
Korea Zinc Co. Ltd.	27	9,956
KT Corp.(1)	1,298	17,783
KT&G Corp.	371	36,647
LG Chem Ltd.	131	43,915
LG Corp.	270	18,199
LG Display Co. Ltd.	649	12,328
LG Electronics, Inc.	308	20,595
LG Household & Health Care Ltd.	33	35,695
LG Uplus Corp.	784	10,793
Lotte Chemical Corp.	43	13,819
NAVER Corp.	94	60,165
NCSoft Corp.	46	15,852
Netmarble Corp.(2)	59	7,621
Orion Corp.	73	8,712
POSCO	240	70,907
Samsung Biologics Co. Ltd.*(2)	38	12,671
Samsung C&T Corp.	235	25,944
Samsung Card Co. Ltd.	372	11,772
Samsung Electro-Mechanics Co. Ltd.	156	21,406
Samsung Electronics Co. Ltd.	17,298	715,177
Samsung Fire & Marine Insurance Co. Ltd.	95	23,184
Samsung Life Insurance Co. Ltd.	223	19,197
Samsung SDI Co. Ltd.	161	32,958
Samsung SDS Co. Ltd.	92	17,230
Shinhan Financial Group Co. Ltd.	1,336	52,012
SillaJen, Inc.*	155	7,233
SK Holdings Co. Ltd.	97	22,849
SK Hynix, Inc.	1,800	138,864
SK Innovation Co. Ltd.	179	31,763
SK Telecom Co. Ltd.	150	33,590
S-Oil Corp.	121	12,709
Woori Bank	1,444	21,815
Total South Korea		2,040,666
Taiwan - 5.6%
Asia Cement Corp.	4,848	6,461
Asustek Computer, Inc.	1,214	10,449
AU Optronics Corp.	14,666	6,324
Catcher Technology Co. Ltd.	1,228	15,102
Cathay Financial Holding Co. Ltd.	15,498	26,679
Chailease Holding Co. Ltd.	1,815	5,927
Chang Hwa Commercial Bank Ltd.	9,560	5,652
Cheng Shin Rubber Industry Co. Ltd.	3,687	5,697
China Development Financial Holding Corp.	21,396	7,828
China Life Insurance Co. Ltd.	5,087	5,384
China Steel Corp.	20,912	17,077
Chunghwa Telecom Co. Ltd.	10,530	36,460
Compal Electronics, Inc.	7,841	4,866
CTBC Financial Holding Co. Ltd.	41,729	28,284
Delta Electronics, Inc.	3,698	12,865
E.Sun Financial Holding Co. Ltd.	17,549	12,239
Far Eastern New Century Corp.	5,913	6,297
Far EasTone Telecommunications Co. Ltd.	3,309	7,847
First Financial Holding Co. Ltd.	17,664	12,146

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	7,920	$31,174
Formosa Petrochemical Corp.	2,112	8,313
Formosa Plastics Corp.	8,747	32,143
Fubon Financial Holding Co. Ltd.	12,169	20,153
Globalwafers Co. Ltd.	369	6,232
Hon Hai Precision Industry Co. Ltd.	35,715	97,763
Hua Nan Financial Holdings Co. Ltd.	12,849	7,702
Innolux Corp.	16,415	6,166
Largan Precision Co. Ltd.	224	37,682
MediaTek, Inc.	2,753	22,841
Mega Financial Holding Co. Ltd.	21,576	19,205
Nan Ya Plastics Corp.	11,233	31,152
Nanya Technology Corp.	2,176	5,587
Novatek Microelectronics Corp.	1,133	5,477
Pegatron Corp.	3,735	8,308
President Chain Store Corp.	968	10,640
Quanta Computer, Inc.	4,960	8,571
Shanghai Commercial & Savings Bank Ltd. (The)	7,683	9,050
Shin Kong Financial Holding Co. Ltd.*	16,019	6,070
SinoPac Financial Holdings Co. Ltd.	19,447	7,305
Taishin Financial Holding Co. Ltd.	17,038	8,348
Taiwan Cement Corp.	8,244	10,596
Taiwan Cooperative Financial Holding Co. Ltd.	15,168	9,265
Taiwan Mobile Co. Ltd.	2,921	10,066
Taiwan Semiconductor Manufacturing Co. Ltd.	58,281	468,319
Uni-President Enterprises Corp.	11,544	30,468
United Microelectronics Corp.	22,057	12,644
Vanguard International Semiconductor Corp.	2,187	5,572
Walsin Technology Corp.*	391	4,432
Yageo Corp.	415	10,587
Yuanta Financial Holding Co. Ltd.	18,550	8,544
Total Taiwan		1,193,959
Thailand - 6.0%
Advanced Info Service PCL	6,985	42,410
Airports of Thailand PCL	29,040	57,827
Bangchak Corp. PCL	7,286	7,665
Bangkok Bank PCL	12,703	78,654
Bangkok Dusit Medical Services PCL	59,300	47,233
Bangkok Expressway & Metro PCL	50,883	12,770
Bangkok Life Assurance PCL	6,344	6,293
Banpu PCL	28,774	18,249
Berli Jucker PCL	6,510	11,153
BTS Group Holdings PCL	50,810	14,432
Bumrungrad Hospital PCL	3,275	17,866
Central Pattana PCL	18,265	41,586
Central Plaza Hotel PCL	4,288	5,639
CH Karnchang PCL	7,758	6,179
Charoen Pokphand Foods PCL	25,473	20,864
CP ALL PCL	37,980	85,618
CPN Retail Growth Leasehold REIT	10,253	7,458
Delta Electronics Thailand PCL	8,236	17,267
Electricity Generating PCL	1,720	11,942
Energy Absolute PCL	14,491	15,571
Glow Energy PCL	2,900	8,150
Gulf Energy Development PCL	4,707	8,949
Home Product Center PCL	33,387	14,752
Indorama Ventures PCL	14,080	25,181

Security Description	Shares	Value
Common Stocks (continued)
Thailand (continued)
Intouch Holdings PCL	16,531	$27,949
IRPC PCL	73,423	14,234
Kasikornbank PCL	15,861	103,452
KCE Electronics PCL	4,975	6,168
Kiatnakin Bank PCL	4,307	9,386
Krung Thai Bank PCL	41,228	23,545
Land & Houses PCL	52,301	18,864
Minor International PCL	20,729	23,676
PTT Exploration & Production PCL	9,024	37,566
PTT Global Chemical PCL	14,943	36,717
PTT PCL	93,450	143,953
Ratchaburi Electricity Generating Holding PCL	4,824	7,467
Siam Cement PCL (The)	4,913	66,156
Siam Commercial Bank PCL (The)	17,164	72,226
Srisawad Corp. PCL	5,053	5,885
Star Petroleum Refining PCL(2)	12,004	5,268
Supalai PCL*	8,584	6,141
Thai Oil PCL	7,278	17,555
Thai Union Group PCL	19,514	9,619
Thanachart Capital PCL	6,491	9,999
Tisco Financial Group PCL	4,415	10,351
TMB Bank PCL	140,675	9,725
Total Access Communication PCL	4,426	5,454
True Corp. PCL	107,576	20,209
WHA Corp. PCL	53,895	6,350
Total Thailand		1,281,623
Turkey - 5.0%
Akbank Turk AS	69,851	102,532
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,140	25,829
Aselsan Elektronik Sanayi Ve Ticaret AS	9,578	52,776
BIM Birlesik Magazalar AS	7,312	105,104
Eregli Demir ve Celik Fabrikalari TAS	42,851	96,046
Ford Otomotiv Sanayi AS	2,365	28,329
Haci Omer Sabanci Holding AS	41,495	71,524
KOC Holding AS	33,492	94,584
TAV Havalimanlari Holding AS	5,161	30,408
Tupras Turkiye Petrol Rafinerileri AS	3,892	85,023
Turk Hava Yollari AO*	21,518	75,491
Turkcell Iletisim Hizmetleri AS	31,246	82,088
Turkiye Garanti Bankasi AS	64,109	92,542
Turkiye Halk Bankasi AS*	18,229	25,648
Turkiye Is Bankasi AS Class C	44,607	46,006
Turkiye Vakiflar Bankasi TAO Class D*	67,034	56,071
Total Turkey		1,070,001
United Kingdom - 0.0%
Mondi Ltd.	431	11,819
United States - 0.0%
JBS SA	3,317	7,971
Total Common Stocks
(Cost $20,375,914)		19,770,982
Exchange Traded Fund - 4.8%
United States - 4.8%
Franklin FTSE India ETF	43,071	1,023,927
Total Exchange Traded Fund
(Cost $1,025,736)		1,023,927

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Preferred Stocks-0.6%
Brazil-0.4%
Bradespar SA, 8.00%	691	$5,998
Braskem SA, 6.94% Class A	592	8,629
Cia Brasileira de Distribuicao, 1.19%	460	10,191
Itausa - Investimentos Itau SA, 5.38%	14,766	40,994
Lojas Americanas SA, 0.38%	2,438	11,783
Telefonica Brasil SA, 5.30%	1,423	15,567
Total Brazil		93,162
Russia-0.2%
Transneft PJSC, 4.68%	14	36,438
Total Preferred Stocks
(Cost $138,709)		129,600
TOTAL INVESTMENTS- 98.1%
(Cost $21,540,359)		20,924,509
Other Assets in Excess of Liabilities - 1.9%		394,667
Net Assets - 100.0%		$21,319,176

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2018, the aggregate value of these securities was $161,721, or 0.8% of net assets.
(3)	Global Depositary Receipts.

Industry Breakdown
As of July 31, 2018 (based on net assets)

Financials	28.0%
Information Technology	12.5%
Energy	10.4%
Consumer Discretionary	8.0%
Materials	7.9%
Consumer Staples	7.8%
Industrials	6.0%
Telecommunication Services	5.3%
Utilities	3.3%
Real Estate	2.3%
Health Care	1.8%
Equity Fund	4.8%
Other Assets in Excess of Liabilities	1.9%
Total	100.0%

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$19,770,982	$–	$–	$19,770,982
Exchange Traded Fund	1,023,927	–	–	1,023,927
Preferred Stocks	129,600	–	–	129,600
Total	$20,924,509	$–	$–	$20,924,509

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2018 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS-124.7%(1)
Energy-19.6%
DCP Midstream LP, Series B, 7.88%	6,136	$156,529
Energy Transfer Partners LP, Series C, 7.38%	6,676	167,701
GasLog Partners LP, Series A, 8.63% (Monaco)	478	12,428
GasLog Partners LP, Series B, 8.20% (Monaco)	482	12,243
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)	494	12,869
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)	496	12,782
NuStar Energy LP, Series A, 8.50%	1,086	26,107
NuStar Energy LP, Series B, 7.63%	1,136	25,356
NuStar Energy LP, Series C, 9.00%	2,738	67,848
Targa Resources Partners LP, Series A, 9.00%	470	12,638
Total Energy		506,501
Financials-57.1%
AGNC Investment Corp., Series B, 7.75%	1,666	43,066
AGNC Investment Corp., Series C, 7.00%	1,184	30,666
Annaly Capital Management, Inc., Series F, 6.95%	6,298	160,410
Annaly Capital Management, Inc., Series G, 6.50%	526	12,777
Apollo Global Management LLC, Series A, 6.38%	502	12,711
Arch Capital Group Ltd., Series E, 5.25%	528	12,540
Ares Management LP, Series A, 7.00%	472	12,650
ARMOUR Residential REIT, Inc., Series B, 7.88%	2,018	50,531
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	512	12,595
Axis Capital Holdings Ltd., Series E, 5.50%	512	12,718
Banc of California, Inc., Series D, 7.38%	484	12,739
Banc of California, Inc., Series E, 7.00%	488	12,883
Bank of America Corp., Series CC, 6.20%	486	12,655
Bank of America Corp., Series EE, 6.00%	494	12,814
BB&T Corp., Series F, 5.20%	454	11,423
BB&T Corp., Series G, 5.20%	356	8,950
Capital One Financial Corp., Series G, 5.20%	510	12,740
Capital One Financial Corp., Series H, 6.00%	484	12,511
Carlyle Group LP, Series A, 5.88%	800	19,384
Charles Schwab Corp., Series D, 5.95%	480	12,653
Chimera Investment Corp., Series A, 8.00%	1,972	50,680
Chimera Investment Corp., Series B, 8.00%	1,966	51,313
Citigroup, Inc., Series K, 6.88%	1,062	29,502
Citigroup, Inc., Series S, 6.30%	482	12,672
Compass Diversified Holdings, Series A, 7.25%	578	12,803
CYS Investments, Inc., Series B, 7.50%	2,054	50,939
Exantas Capital Corp., 8.63%	488	12,420
First Republic Bank, Series F, 5.70%	490	12,568
First Republic Bank, Series G, 5.50%	500	12,510
Goldman Sachs Group, Inc., Series K, 6.38%	462	12,391
Goldman Sachs Group, Inc., Series N, 6.30%	480	12,581
Invesco Mortgage Capital, Inc., Series B, 7.75%	986	25,695
Invesco Mortgage Capital, Inc., Series C, 7.50%	1,046	26,150
KeyCorp, Series E, 6.13%	462	12,506

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Financials (continued)
KKR & Co., Inc., Series B, 6.50%	324	$8,635
Maiden Holdings Ltd., Series C, 7.13%	674	15,765
Maiden Holdings Ltd., Series D, 6.70%	2,308	48,860
Morgan Stanley, Series E, 7.13%	438	12,295
Morgan Stanley, Series F, 6.88%	456	12,472
Morgan Stanley, Series I, 6.38%	470	12,624
Morgan Stanley, Series K, 5.85%	884	22,922
National General Holdings Corp., Series B, 7.50%	5,610	140,362
National General Holdings Corp., Series C, 7.50%	1,450	36,380
Navient Corp., 6.00%	558	12,399
New York Community Bancorp, Inc., Series A, 6.38%	464	12,458
New York Mortgage Trust, Inc., Series D, 8.00%	1,084	25,864
Oaktree Capital Group LLC, Series A, 6.63%	1,050	27,048
PennyMac Mortgage Investment Trust, Series A, 8.13%	976	24,615
PennyMac Mortgage Investment Trust, Series B, 8.00%	996	25,129
People's United Financial, Inc., Series A, 5.63%	490	12,706
Regions Financial Corp., Series B, 6.38%	458	12,471
State Street Corp., Series G, 5.35%	488	12,727
Stifel Financial Corp., Series A, 6.25%	478	12,514
Two Harbors Investment Corp., Series B, 7.63%	598	15,285
Two Harbors Investment Corp., Series C, 7.25%	522	12,820
Validus Holdings Ltd., Series A, 5.88%	492	12,748
Wells Fargo & Co., 5.20%	508	12,537
Wells Fargo & Co., Series P, 5.25%	508	12,629
Wells Fargo & Co., Series W, 5.70%	3,454	87,214
Wells Fargo & Co., Series X, 5.50%	504	12,625
Total Financials		1,478,250
Industrials-3.9%
Pitney Bowes, Inc., 6.70%	2,019	49,667
Seaspan Corp., Series D, 7.95% (Hong Kong)	508	12,781
Seaspan Corp., Series E, 8.25% (Hong Kong)	492	12,546
Seaspan Corp., Series G, 8.20% (Hong Kong)	556	14,200
Seaspan Corp., Series H, 7.88% (Hong Kong)	520	12,990
Total Industrials		102,184
Real Estate-38.9%
American Homes 4 Rent, Series D, 6.50%	3,088	80,906
American Homes 4 Rent, Series E, 6.35%	498	12,943
American Homes 4 Rent, Series F, 5.88%	536	13,228
American Homes 4 Rent, Series G, 5.88%	546	13,503
Ashford Hospitality Trust, Inc., Series F, 7.38%	534	12,859
Ashford Hospitality Trust, Inc., Series G, 7.38%	532	12,848
Ashford Hospitality Trust, Inc., Series I, 7.50%	1,782	43,178
Boston Properties, Inc., Series B, 5.25%	512	12,790
CBL & Associates Properties, Inc., Series D, 7.38%	684	13,194
CBL & Associates Properties, Inc., Series E, 6.63%	768	13,371

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
City Office REIT, Inc., Series A, 6.63%	522	$12,825
Colony Capital, Inc., Series E, 8.75%	492	12,940
Colony Capital, Inc., Series I, 7.15%	2,046	47,733
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	4,382	111,084
DDR Corp., Series A, 6.38%	536	13,780
Digital Realty Trust, Inc., Series J, 5.25%	540	13,176
EPR Properties, Series G, 5.75%	2,826	65,281
Federal Realty Investment Trust, Series C, 5.00%	568	13,672
Global Net Lease, Inc., Series A, 7.25%	3,710	93,640
Hersha Hospitality Trust, Series D, 6.50%	536	12,398
Hersha Hospitality Trust, Series E, 6.50%	540	12,571
Kimco Realty Corp., Series J, 5.50%	582	14,113
Kimco Realty Corp., Series K, 5.63%	570	13,936
Kimco Realty Corp., Series M, 5.25%	602	13,635
LaSalle Hotel Properties, Series J, 6.30%	516	13,029
Monmouth Real Estate Investment Corp., Series C, 6.13%	520	12,739
National Retail Properties, Inc., Series F, 5.20%	544	13,203
Pebblebrook Hotel Trust, Series D, 6.38%	514	12,814
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	834	19,616
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	606	13,683
PS Business Parks, Inc., Series W, 5.20%	1,532	37,059
Public Storage, Series V, 5.38%	10	250
Public Storage, Series W, 5.20%	526	13,055
Public Storage, Series X, 5.20%	528	13,100
QTS Realty Trust, Inc., Series A, 7.13%	498	12,684
RLJ Lodging Trust, Series A, 1.95%	494	13,017
Summit Hotel Properties, Inc., Series E, 6.25%	3,503	82,531
Urstadt Biddle Properties, Inc., Series H, 6.25%	1,182	29,455
Vornado Realty Trust, Series L, 5.40%	544	13,312
Washington Prime Group, Inc., Series H, 7.50%	576	13,450
Welltower, Inc., Series I, 6.50%	218	12,947
Total Real Estate		1,005,548
Telecommunication Services-2.6%
Qwest Corp., 7.00%	2,362	54,935
Telephone & Data Systems, Inc., 5.88%	510	12,556
Total Telecommunication Services		67,491
Utilities-2.6%
NextEra Energy Capital Holdings, Inc., 5.00%	516	12,797
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	512	12,836
SCE Trust II, 5.10%	542	12,862
SCE Trust VI, 5.00%	554	12,659
Sempra Energy, Series A, 6.00%(2)	150	15,346
Total Utilities		66,500
Total Preferred Stocks
(Cost $3,168,106)		3,226,474

Security Description	Shares	Value
Common Stock - 2.2%(1)
Utilities - 2.2%
Sempra Energy (Cost $57,223)	500	$57,795

TOTAL INVESTMENTS- 126.9% (Cost $3,225,329)		3,284,269
	Shares
Securities Sold Short - (14.0)%
Exchange Traded Funds - (14.0)%
Debt Fund - (4.6)%
iShares 20+ Year Treasury Bond ETF	(1,000)	(119,700)
Equity Fund - (9.4)%
iShares U.S. Real Estate ETF	(3,000)	(243,750)
Total Exchange Traded Funds
(Proceeds$(360,346))		(363,450)
Total Securities Sold Short - (14.0)%
(Proceeds $(360,636))		(363,450)
Liabilities in Excess of Other Assets - (12.9)%		(333,439)
Net Assets - 100.0%		$2,587,380

Security Description	Notional Amount	Number of contracts	Value
Written Options - (0.2)%
Calls
iShares 20+ Year Treasury Bond ETF,
Expires 08/03/18,
Strike Price $123.50	(1,000)	(10)	$0
iShares 20+ Year Treasury Bond ETF,
Expires 08/10/18,
Strike Price $123.50	(1,000)	(10)	(20)
iShares 20+ Year Treasury Bond ETF,
Expires 08/24/18,
Strike Price $123.00	(1,000)	(10)	(140)
iShares 20+ Year Treasury Bond ETF,
Expires 08/31/18,
Strike Price $123.00	(1,000)	(10)	(230)
iShares 20+ Year Treasury Bond ETF,
Expires 09/21/18,
Strike Price $124.00	(1,000)	(10)	(280)
iShares 7-10 Year Treasury Bond ETF,
Expires 08/17/18,
Strike Price $102.00	(1,000)	(10)	(290)
Sempra Energy,
Expires 08/17/18,
Strike Price $115.00	(500)	(5)	(1,225)
Written Put Option
iShares 20+ Year Treasury Bond ETF,
Expires 08/03/18,
Strike Price $120.00	(1,000)	(10)	(800)
iShares U.S. Real Estate ETF,
Expires 08/03/18,
Strike Price $79.00	(1,000)	(10)	(50)

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
iShares U.S. Real Estate ETF,
Expires 08/10/18,
Strike Price $79.00	(1,000)	(10)	$(135)
iShares U.S. Real Estate ETF,
Expires 08/17/18,
Strike Price $79.00	(1,000)	(10)	(200)
iShares U.S. Real Estate ETF,
Expires 08/24/18,
Strike Price $78.50	(1,000)	(10)	(255)
Kinder Morgan, Inc.,
Expires 08/03/18,
Strike Price $17.50	(2,000)	(20)	(200)
Kinder Morgan, Inc.,
Expires 08/10/18,
Strike Price $17.50	(2,000)	(20)	(280)
Kinder Morgan, Inc.,
Expires 08/17/18,
Strike Price $17.50	(2,000)	(20)	(380)
Kinder Morgan, Inc.,
Expires 08/24/18,
Strike Price $17.50	(2,000)	(20)	(440)
Public Storage,
Expires 08/17/18,
Strike Price $200.00	(500)	(5)	(300)
Sempra Energy,
Expires 08/17/18,
Strike Price $115.00	(500)	(5)	(913)
TOTAL WRITTEN OPTIONS - (0.2)%
(Premiums Received $8,016)			$(6,138)

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for short sales and open written option contracts. The aggregate market value of the collateral at July 31, 2018 was $2,830,838.
(2)	Subject to written call options.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$3,226,474	$–	$–	$3,226,474
Common Stock	57,795	–	–	57,795
Total	$3,284,269	$–	$–	$3,284,269
Liability Valuation Inputs
Exchange Traded Funds	$363,450	$–	$–	$363,450
Written Options	6,138	0	–	6,138
Total	$369,588	$0	$–	$369,588

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 97.9%
Health Care - 97.9%
Abeona Therapeutics, Inc.*	34,241	$494,782
Acceleron Pharma, Inc.*(1)	15,074	656,623
Achaogen, Inc.*(1)	44,910	319,759
Achillion Pharmaceuticals, Inc.*	182,071	469,743
Adaptimmune Therapeutics PLC*(2)	43,411	424,560
Aduro Biotech, Inc.*(1)	70,703	413,613
Adverum Biotechnologies, Inc.*(1)	95,816	450,335
Agenus, Inc.*(1)	193,418	353,955
Aimmune Therapeutics, Inc.*(1)	18,282	528,715
Akcea Therapeutics, Inc.*(1)	22,350	706,707
Akebia Therapeutics, Inc.*(1)	48,423	498,757
Albireo Pharma, Inc.*(1)	16,438	518,619
Alder Biopharmaceuticals, Inc.*(1)	32,897	623,398
Alnylam Pharmaceuticals, Inc.*(1)	5,091	483,645
Amicus Therapeutics, Inc.*(1)	33,180	482,769
AnaptysBio, Inc.*	7,264	568,916
Apellis Pharmaceuticals, Inc.*	24,118	443,771
Arcus Biosciences, Inc.*(1)	33,099	387,258
Arena Pharmaceuticals, Inc.*	10,967	423,216
ArQule, Inc.*(1)	100,150	498,747
Array BioPharma, Inc.*(1)	30,237	465,347
Arrowhead Pharmaceuticals, Inc.*(1)	45,652	665,150
Assembly Biosciences, Inc.*	11,803	522,047
Atara Biotherapeutics, Inc.*	11,928	447,896
Athenex, Inc.*	30,389	585,596
Audentes Therapeutics, Inc.*	13,955	525,406
AVEO Pharmaceuticals, Inc.*(1)	245,254	522,391
Axovant Sciences Ltd.*(1)	143,477	305,606
BeiGene Ltd. (China)*(2)	3,057	579,791
Bellicum Pharmaceuticals, Inc.*(1)	55,542	353,247
BioCryst Pharmaceuticals, Inc.*(1)	96,017	566,500
Biohaven Pharmaceutical Holding Co., Ltd.*(1)	13,419	463,224
Bluebird Bio, Inc.*	2,770	429,073
Blueprint Medicines Corp.*	7,270	432,856
Cara Therapeutics, Inc.*	32,478	582,331
Catalyst Biosciences, Inc.*	20,681	204,328
ChemoCentryx, Inc.*	42,484	491,115
Clearside Biomedical, Inc.*(1)	50,703	451,764
Corbus Pharmaceuticals Holdings, Inc.*(1)	89,090	449,904
Cymabay Therapeutics, Inc.*	41,551	464,956
Cytokinetics, Inc.*(1)	57,605	423,397
CytomX Therapeutics, Inc.*	21,684	571,157
Deciphera Pharmaceuticals, Inc.*	13,180	453,392
Denali Therapeutics, Inc.*(1)	29,692	373,822
Endocyte, Inc.*(1)	36,850	564,542
Epizyme, Inc.*(1)	34,343	443,025
Esperion Therapeutics, Inc.*(1)	13,019	585,074
Fate Therapeutics, Inc.*(1)	43,978	392,724
FibroGen, Inc.*	9,217	581,593
Five Prime Therapeutics, Inc.*	30,857	459,769
G1 Therapeutics, Inc.*(1)	12,148	623,800
Geron Corp.*(1)	139,588	501,121
Global Blood Therapeutics, Inc.*(1)	11,564	483,375
GlycoMimetics, Inc.*(1)	33,135	486,753
Idera Pharmaceuticals, Inc.*	39,796	227,235
ImmunoGen, Inc.*(1)	51,895	482,623
Immunomedics, Inc.*(1)	22,631	541,560
Inovio Pharmaceuticals, Inc.*(1)	119,640	479,756
Insmed, Inc.*(1)	19,268	479,195
Intra-Cellular Therapies, Inc.*(1)	25,604	513,872
Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
Iovance Biotherapeutics, Inc.*(1)	41,551	$590,024
Karyopharm Therapeutics, Inc.*	30,181	536,618
Kura Oncology, Inc.*(1)	29,263	594,039
La Jolla Pharmaceutical Co.*(1)	17,555	580,544
Loxo Oncology, Inc.*(1)	3,035	508,636
MacroGenics, Inc.*(1)	24,190	499,523
Madrigal Pharmaceuticals, Inc.*(1)	1,814	466,252
Marinus Pharmaceuticals, Inc.*	73,646	544,980
MediciNova, Inc.*(1)	62,403	590,332
Melinta Therapeutics, Inc.*(1)	64,481	341,749
Mirati Therapeutics, Inc.*(1)	11,014	676,260
MyoKardia, Inc.*	11,120	638,288
Novavax, Inc.*(1)	336,039	426,770
Paratek Pharmaceuticals, Inc.*(1)	49,140	496,314
Pieris Pharmaceuticals, Inc.*(1)	102,330	561,792
Progenics Pharmaceuticals, Inc.*	60,027	479,316
Prothena Corp. PLC (Ireland)*(1)	36,178	537,605
PTC Therapeutics, Inc.*	14,180	539,833
Reata Pharmaceuticals, Inc. Class A*	13,734	962,891
REGENXBIO, Inc.*	9,722	683,457
resTORbio, Inc.*(1)	48,970	753,648
Rhythm Pharmaceuticals, Inc.*(1)	16,214	503,283
Rocket Pharmaceuticals, Inc.*	25,135	515,519
Sage Therapeutics, Inc.*(1)	3,303	476,689
Sangamo Therapeutics, Inc.*(1)	34,666	473,191
Selecta Biosciences, Inc.*(1)	44,396	537,636
Solid Biosciences, Inc.*	21,549	866,270
Sorrento Therapeutics, Inc.*(1)	72,371	405,278
Stemline Therapeutics, Inc.*(1)	30,760	473,704
Synergy Pharmaceuticals, Inc.*(1)	293,846	499,538
Syros Pharmaceuticals, Inc.*(1)	41,094	415,871
TG Therapeutics, Inc.*(1)	39,597	465,265
uniQure N.V. (Netherlands)*(1)	15,473	477,961
Verastem, Inc.*(1)	95,308	733,872
Viking Therapeutics, Inc.*(1)	46,130	470,526
Voyager Therapeutics, Inc.*(1)	25,157	474,461
Xencor, Inc.*	13,247	493,053
ZIOPHARM Oncology, Inc.*(1)	127,497	330,217
Total Health Care		49,545,406
Total Common Stocks
(Cost $54,430,380)		49,545,406
SECURITIES LENDING COLLATERAL - 19.5%
Money Market Fund - 19.5%
Dreyfus Government Cash Management Fund, 1.81%(3)(4)
(Cost $9,872,445)	9,872,445	9,872,445
TOTAL INVESTMENTS- 117.4%
(Cost $64,302,825)		59,417,851
Liabilities in Excess of Other Assets - (17.4)%		(8,788,244)
Net Assets - 100.0%		$50,629,607

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $22,229,718; total market value of collateral held by the Fund was $22,059,522. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $12,187,077.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$49,545,406	$–	$–	$49,545,406
Money Market Fund	9,872,445	–	–	9,872,445
Total	$59,417,851	$–	$–	$59,417,851

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 98.6%
Health Care - 98.6%
ACADIA Pharmaceuticals, Inc.*(1)	50,150	$756,763
Acorda Therapeutics, Inc.*(1)	24,849	619,983
Agios Pharmaceuticals, Inc.*(1)	8,215	709,858
Alexion Pharmaceuticals, Inc.*	6,515	866,234
Amgen, Inc.	4,213	828,065
Biogen, Inc.*	2,561	856,322
BioMarin Pharmaceutical, Inc.*	8,700	874,872
Celgene Corp.*	9,832	885,765
Clovis Oncology, Inc.*(1)	17,101	754,838
Dova Pharmaceuticals, Inc.*	25,375	547,339
Dynavax Technologies Corp.*(1)	49,231	664,618
Enanta Pharmaceuticals, Inc.*	7,052	687,711
Exelixis, Inc.*(1)	39,851	824,916
Gilead Sciences, Inc.	11,002	856,286
Halozyme Therapeutics, Inc.*(1)	41,199	745,702
Incyte Corp.*	10,559	702,596
Intercept Pharmaceuticals, Inc.*(1)	9,618	876,584
Ionis Pharmaceuticals, Inc.*(1)	16,532	722,118
Ironwood Pharmaceuticals, Inc.*(1)	42,130	812,266
Keryx Biopharmaceuticals, Inc.*(1)	155,009	657,238
Lexicon Pharmaceuticals, Inc.*(1)	60,728	727,521
Ligand Pharmaceuticals, Inc.*(1)	4,075	889,695
Medicines Co. (The)*(1)	21,335	847,640
Momenta Pharmaceuticals, Inc.*	34,033	1,007,377
Nektar Therapeutics*	13,877	729,930
Neurocrine Biosciences, Inc.*(1)	7,823	786,133
Omeros Corp.*(1)	39,755	837,240
Portola Pharmaceuticals, Inc.*(1)	18,861	675,224
Puma Biotechnology, Inc.*(1)	14,227	685,030
Radius Health, Inc.*(1)	25,465	611,160
Regeneron Pharmaceuticals, Inc.*	2,480	912,665
Retrophin, Inc.*	28,067	775,772
Rigel Pharmaceuticals, Inc.*(1)	234,017	659,928
Sarepta Therapeutics, Inc.*(1)	7,925	921,202
Seattle Genetics, Inc.*	11,953	841,491
Spark Therapeutics, Inc.*(1)	10,162	779,629
TESARO, Inc.*(1)	18,590	647,490
Theravance Biopharma, Inc. (Cayman Islands)*(1)	32,226	771,813
Ultragenyx Pharmaceutical, Inc.*(1)	9,441	746,877
United Therapeutics Corp.*	6,856	842,671
Vanda Pharmaceuticals, Inc.*	42,777	891,900
Vertex Pharmaceuticals, Inc.*	5,051	884,178
Total Health Care		32,722,640
Total Common Stocks
(Cost $32,019,562)		32,722,640
SECURITIES LENDING COLLATERAL 11.4%
Money Market Fund - 11.4%
Dreyfus Government Cash Management Fund, 1.81%(2)(3)
(Cost $3,791,772)	3,791,772	3,791,772
TOTAL INVESTMENTS- 110.0%
(Cost $35,811,)		36,514,412
Liabilities in Excess of Other Assets - (10.0)%		(3,327,273)
Net Assets - 100.0%		$33,187,139

*	Non-income producing security.

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,707,652; total market value of collateral held by the Fund was $9,788,720. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,996,948.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$32,722,640	$–	$–	$32,722,640
Money Market Fund	3,791,772	–	–	3,791,772
Total	$36,514,412	$–	$–	$36,514,412

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 33.7%
Consumer Discretionary – 7.1%
American Axle & Manufacturing, Inc., 6.25%, 03/15/26	$15,000	$14,475
Beazer Homes USA, Inc., 6.75%, 03/15/25	210,000	198,450
Beazer Homes USA, Inc., 5.88%, 10/15/27	135,000	118,125
Boyd Gaming Corp., 6.00%, 08/15/26(1)	65,000	65,650
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	135,000	130,275
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 04/01/28(1)	275,000	285,312
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/25	435,000	443,791
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	280,000	281,666
CSC Holdings LLC, 5.25%, 06/01/24	285,000	275,025
Discovery Communications LLC, 3.95%, 03/20/28	405,000	389,130
DISH DBS Corp., 7.75%, 07/01/26	150,000	131,625
Dollar Tree, Inc., 4.00%, 05/15/25	198,000	196,315
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	100,000	100,471
Ford Motor Credit Co. LLC, Series GMTN, 4.39%, 01/08/26	200,000	194,525
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	195,000	199,562
Graham Holdings Co., 5.75%, 06/01/26(1)	295,000	297,950
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(1)	250,000	251,250
iHeartCommunications, Inc., 9.00%, 12/15/19(2)	265,000	208,025
L Brands, Inc., 6.88%, 11/01/35	217,000	188,247
Lear Corp., 3.80%, 09/15/27	510,000	480,509
Lennar Corp., 5.25%, 06/01/26	245,000	240,102
M/I Homes, Inc., 5.63%, 08/01/25	245,000	230,986
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	245,000	228,156
MDC Holdings, Inc., 5.50%, 01/15/24	270,000	268,650
Meredith Corp., 6.88%, 02/01/26(1)	155,000	156,550
MGM Resorts International, 5.75%, 06/15/25	300,000	304,032
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	170,000	107,950
QVC, Inc., 5.13%, 07/02/22	565,000	576,231
Tenneco, Inc., 5.00%, 07/15/26	340,000	300,900
Viking Cruises Ltd., 5.88%, 09/15/27(1)	285,000	280,725
Vista Outdoor, Inc., 5.88%, 10/01/23	295,000	291,313
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25(1)	315,000	300,825
William Lyon Homes, Inc., 6.00%, 09/01/23(1)	315,000	310,275
Total Consumer Discretionary		8,047,073
Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples – 1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s Inc. / Albertson's LLC, 5.75%, 03/15/25	$140,000	$126,431
CVS Health Corp., 4.30%, 03/25/28	410,000	409,248
JBS Investments GmbH, 7.25%, 04/03/24(1)	200,000	201,250
Safeway, Inc., 7.25%, 02/01/31	190,000	186,675
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)(2)	330,000	181,500
Total Consumer Staples		1,105,104
Energy – 5.1%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	165,000	172,425
American Midstream Partners LP / American Midstream Finance Corp., 9.25%, 12/15/21(1)	190,000	189,050
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(1)	345,000	348,450
Bristow Group, Inc., 8.75%, 03/01/23(1)	100,000	98,250
Callon Petroleum Co., 6.13%, 10/01/24	275,000	280,500
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	210,000	221,812
Chesapeake Energy Corp., 8.00%, 06/15/27	310,000	317,750
Denbury Resources, Inc., 9.25%, 03/31/22(1)	211,000	224,187
Energy Transfer Equity LP, 5.88%, 01/15/24	130,000	135,525
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(1)	120,000	99,300
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	210,000	213,150
Jagged Peak Energy LLC, 5.88%, 05/01/26(1)	260,000	256,100
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	235,000	291,398
MPLX LP, 4.00%, 03/15/28	160,000	155,231
Nabors Industries, Inc., 5.50%, 01/15/23	240,000	233,400
Nabors Industries, Inc., 5.75%, 02/01/25(1)	70,000	66,500
Range Resources Corp., 4.88%, 05/15/25	210,000	195,562
Rowan Cos., Inc., 5.40%, 12/01/42	270,000	194,400
Sanchez Energy Corp., 7.25%, 02/15/23(1)	125,000	123,594
Sunoco LP / Sunoco Finance Corp., 5.50%, 02/15/26(1)	85,000	81,069
Sunoco LP / Sunoco Finance Corp., 5.88%, 03/15/28(1)	70,000	65,975
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26(1)	255,000	260,419
Transmontaigne Partners LP / TLP Finance Corp., 6.13%, 02/15/26	135,000	133,987
Transocean, Inc., 9.00%, 07/15/23(1)	85,000	92,013
Transocean, Inc., 6.80%, 03/15/38	395,000	331,800
Ultra Resources, Inc., 6.88%, 04/15/22(1)	28,000	18,760
Ultra Resources, Inc., 7.13%, 04/15/25(1)	112,000	67,480

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued) Energy (continued)
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26(1)	$230,000	$237,475
Valero Energy Partners LP, 4.50%, 03/15/28	340,000	337,777
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(1)	210,000	194,775
Weatherford International Ltd., 9.88%, 02/15/24	160,000	163,200
Total Energy		5,801,314
Financials – 8.1%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	310,000	281,325
Ares Capital Corp., 3.50%, 02/10/23	430,000	411,765
Athene Holding Ltd., 4.13%, 01/12/28	370,000	346,389
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	335,000	310,648
Bank of America Corp., 4.20%, 08/26/24	255,000	256,422
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%), perpetual(3)(4)	495,000	508,018
Brighthouse Financial, Inc., 3.70%, 06/22/27	540,000	489,749
BrightSphere Investment Group PLC, 4.80%, 07/27/26	625,000	609,448
Compass Bank, 3.88%, 04/10/25	500,000	483,248
E*TRADE Financial Corp., 4.50%, 06/20/28	385,000	387,410
FS Investment Corp., 4.25%, 01/15/20	490,000	490,164
Goldman Sachs Group, Inc. (The), Series ., 3.49%, (3-Month USD LIBOR + 1.17%), 05/15/26(3)	310,000	307,907
Huntington Bancshares, Inc., Series E, 5.70%, (3-Month USD LIBOR + 2.88%), perpetual(3)(4)	200,000	197,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, 12/15/25	335,000	337,512
JPMorgan Chase & Co., Series V, 5.00%, (3-Month USD LIBOR + 3.32%), perpetual(3)(4)	285,000	287,779
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(3)(4)	310,000	300,700
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(3)(4)	190,000	189,287
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(3)(4)	186,000	190,734
Navient Corp., 6.75%, 06/25/25	250,000	248,750
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(3)	425,000	442,744
Santander Holdings USA, Inc., 4.40%, 07/13/27	265,000	257,964
Springleaf Finance Corp., 6.88%, 03/15/25	115,000	117,013

Security Description	Principal	Value
CORPORATE BONDS (continued) Financials (continued)
Springleaf Finance Corp., 7.13%, 03/15/26	$90,000	$91,688
Synchrony Financial, 3.95%, 12/01/27	350,000	319,572
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(3)	550,000	547,132
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/25(1)	180,000	174,456
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(3)(4)	520,000	522,470
Total Financials		9,108,169
Health Care – 2.6%
Anthem, Inc., 3.65%, 12/01/27	82,000	78,326
Avantor, Inc., 6.00%, 10/01/24(1)	130,000	130,244
Avantor, Inc., 9.00%, 10/01/25(1)	210,000	213,412
Bausch Health Cos., Inc., 6.50%, 03/15/22(1)	40,000	41,858
Bausch Health Cos., Inc., 7.00%, 03/15/24(1)	40,000	42,560
Bausch Health Cos., Inc., 5.50%, 11/01/25(1)	205,000	205,961
Becton Dickinson & Co., 3.70%, 06/06/27	545,000	524,165
Centene Corp., 5.38%, 06/01/26(1)	80,000	82,100
DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(1)	115,000	118,738
Eagle Holding Co. II LLC, 7.63%, 05/15/22(1)(5)	165,000	167,011
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	250,000	213,750
Envision Healthcare Corp., 6.25%, 12/01/24(1)	50,000	53,500
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(1)	90,000	93,375
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(1)	120,000	119,100
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	170,000	175,525
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	55,000	52,181
Tenet Healthcare Corp., 5.13%, 05/01/25	65,000	63,375
Tenet Healthcare Corp., 7.00%, 08/01/25	215,000	216,613
Valeant Pharmaceuticals International, 9.25%, 04/01/26(1)	110,000	117,288
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	180,000	175,950
Total Health Care		2,885,032
Industrials – 1.4%
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(1)	25,000	26,688
Oshkosh Corp., 4.60%, 05/15/28	410,000	409,098
Pitney Bowes, Inc., 4.38%, 05/15/22	448,000	411,040
Standard Industries, Inc., 6.00%, 10/15/25(1)	71,000	72,242

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued) Industrials (continued)
US Airways 2012-1 Class B Pass-Through Trust, 8.00%, 10/01/19	$417,144	$439,044
Wrangler Buyer Corp., 6.00%, 10/01/25(1)	257,000	242,865
Total Industrials		1,600,977
Information Technology – 2.7%
Arrow Electronics, Inc., 3.88%, 01/12/28	430,000	402,735
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	550,000	530,454
CDK Global, Inc., 5.88%, 06/15/26	270,000	277,425
Citrix Systems, Inc., 4.50%, 12/01/27	375,000	363,281
Dell International LLC / EMC Corp., 5.45%, 06/15/23(1)	145,000	152,383
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	160,000	190,174
Everi Payments, Inc., 7.50%, 12/15/25(1)	70,000	70,175
Jabil, Inc., 3.95%, 01/12/28	380,000	362,110
Rackspace Hosting, Inc., 8.63%, 11/15/24(1)	85,000	86,063
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	290,000	271,875
VMware, Inc., 3.90%, 08/21/27	290,000	273,671
Total Information Technology		2,980,346
Materials – 1.1%
AK Steel Corp., 7.50%, 07/15/23	80,000	83,000
Hexion, Inc., 10.38%, 02/01/22(1)	225,000	222,469
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	160,000	165,600
Platform Specialty Products Corp., 5.88%, 12/01/25(1)	305,000	306,815
PQ Corp., 5.75%, 12/15/25(1)	95,000	94,287
Trident Merger Sub, Inc., 6.63%, 11/01/25(1)	175,000	164,937
U.S. Steel Corp., 6.25%, 03/15/26	245,000	245,613
Total Materials		1,282,721
Real Estate – 1.8%
Education Realty Operating Partnership LP, 4.60%, 12/01/24	80,000	79,573
EPR Properties, 4.75%, 12/15/26	505,000	494,250
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	220,000	207,627
Hospitality Properties Trust, 4.38%, 02/15/30	365,000	337,189
Life Storage LP, 3.88%, 12/15/27	75,000	70,933
LifeStorage LP, 3.50%, 07/01/26	205,000	191,315
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	110,000	116,050
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	130,000	126,100
Physicians Realty LP, 4.30%, 03/15/27	465,000	448,585
Total Real Estate		2,071,622
Telecommunication Services – 2.2%
AT&T, Inc., 4.25%, 03/01/27	195,000	193,309
AT&T, Inc., 5.25%, 03/01/37	95,000	95,416

Security Description	Principal	Value
CORPORATE BONDS (continued) Telecommunication Services (continued)
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	$175,000	$156,625
Consolidated Communications, Inc., 6.50%, 10/01/22	232,000	217,570
Frontier Communications Corp., 8.50%, 04/15/20	90,000	90,900
Frontier Communications Corp., 7.63%, 04/15/24	240,000	163,200
Frontier Communications Corp., 8.50%, 04/01/26(1)	85,000	81,919
Level 3 Financing, Inc., 5.38%, 01/15/24	255,000	253,087
Sprint Corp., 7.88%, 09/15/23	45,000	48,094
Sprint Corp., 7.63%, 03/01/26	90,000	93,347
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(1)	435,000	432,825
T-Mobile USA, Inc., 4.50%, 02/01/26	295,000	277,669
West Corp., 8.50%, 10/15/25(1)	100,000	87,500
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	125,000	113,125
Windstream Services LLC / Windstream Finance Corp., 8.63%, 10/31/25(1)	235,000	220,900
Total Telecommunication Services		2,525,486
Utilities – 0.6%
Calpine Corp., 5.38%, 01/15/23	245,000	234,588
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	255,000	248,625
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	225,000	212,625
Total Utilities		695,838
Total Corporate Bonds
(Cost $38,879,346)		38,103,682
FOREIGN BONDS – 24.2%
Consumer Discretionary – 0.4%
Altice France SA, 7.38%, 05/01/26 (France)(1)	220,000	219,313
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	245,000	260,312
Total Consumer Discretionary		479,625
Consumer Staples – 1.0%
Bacardi Ltd., 4.70%, 05/15/28 (Bermuda)(1)	260,000	258,662
BAT Capital Corp., 3.56%, 08/15/27 (United Kingdom)(1)	350,000	329,952
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)	275,000	239,938
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Mexico)(1)	330,000	330,000
Total Consumer Staples		1,158,552

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description		Principal	Value
FOREIGN BONDS (continued)
Energy – 4.1%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)		$100,000	$107,400
Ecopetrol SA, 5.38%, 06/26/26 (Colombia)		160,000	167,000
Encana Corp., 8.13%, 09/15/30 (Canada)		305,000	391,725
Geopark Ltd., 6.50%, 09/21/24 (Colombia)(1)		245,000	242,653
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(1)		500,000	502,632
Petrobras Global Finance BV, 5.30%, 01/27/25 (Brazil)(1)		157,000	150,524
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)		960,000	999,360
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)(1)		310,000	293,803
Petroleos Mexicanos, 4.88%, 01/24/22 (Mexico)		305,000	308,904
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)		605,000	615,436
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)		195,000	180,375
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Canada)(1)		270,000	259,875
YPF SA, 6.95%, 07/21/27 (Argentina)(1)		480,000	429,600
Total Energy			4,649,287
Financials – 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Ireland)		495,000	457,478
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)		290,000	284,550
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(3)		83,000	77,641
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(3)		200,000	187,152
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23 (Kazakhstan)(1)	KZT	70,000,000	201,135
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)(1)		380,000	376,987
GrupoSura Finance SA, 5.50%, 04/29/26 (Colombia)(1)		450,000	473,580
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)		672,552	676,453

Security Description		Principal	Value
FOREIGN BONDS (continued) Financials (continued)
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27 (Kazakhstan)(1)		$200,000	$201,000
Societe Generale SA, 4.75%, 11/24/25 (France)(1)		765,000	767,414
Turkiye Vakiflar Bankasi TAO, 5.63%, 05/30/22 (Turkey)(1)		360,000	322,554
Total Financials			4,025,944
Government – 8.2%
Angolan Government International Bond, 9.38%, 05/08/48 (Angola)(1)		200,000	212,461
Argentine Republic Government International Bond, 7.13%, 07/06/36 (Argentina)		300,000	253,090
Bahrain Government International Bond, 7.00%, 10/12/28 (Bahrain)(1)		340,000	318,641
Brazil Notas Do Tesouro Nacional, Series NTNF, 10.00%, 01/01/25 (Brazil)	BRL	430,000	110,687
Brazilian Government International Bond, 10.25%, 01/10/28 (Brazil)	BRL	1,500,000	435,337
Colombia Government International Bond, 4.38%, 03/21/23 (Colombia)	COP	1,195,000,000	393,229
Costa Rica Government International Bond, 4.38%, 04/30/25 (Costa Rica)(1)		375,000	357,000
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)		190,000	203,857
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)		275,000	279,469
Dominican Republic International Bond, 6.00%, 07/19/28 (Dominican Republic)(1)		150,000	151,875
Ecuador Government International Bond, 8.88%, 10/23/27 (Ecuador)(1)		315,000	305,156
Indonesia Government International Bond, 8.50%, 10/12/35 (Indonesia)(1)		285,000	397,180
Indonesia Treasury Bond, Series FR70, 8.38%, 03/15/24 (Indonesia)	IDR	4,780,000,000	340,570
Jordan Government International Bond, 5.75%, 01/31/27 (Jordan)(1)		275,000	263,824
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	7,000,000	359,612

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description		Principal	Value
FOREIGN BONDS (continued) Government (continued)
Mexico Government International Bond, 4.15%, 03/28/27 (Mexico)		$480,000	$473,220
Nigeria Government Bond, Series 10YR, 12.50%, 01/22/26 (Nigeria)	NGN	75,000,000	193,186
Nigeria Government International Bond, 6.50%, 11/28/27 (Nigeria)(1)		355,000	347,816
Oman Government International Bond, 5.38%, 03/08/27 (Oman)(1)		650,000	632,246
Philippine Government International Bond, 9.50%, 02/02/30 (Philippines)		235,000	348,029
Provincia de Buenos Aires, 9.13%, 03/16/24 (Argentina)(1)		450,000	441,005
Republic of South Africa Government Bond, Series 2023, 7.75%, 02/28/23 (South Africa)	ZAR	3,500,000	262,762
Republic of South Africa Government International Bond, 4.30%, 10/12/28 (South Africa)		250,000	227,998
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		200,000	187,895
Russian Federal Bond - OFZ, Series 6216, 6.70%, 05/15/19 (Russia)	RUB	9,145,000	146,199
Russian Federal Bond - OFZ, Series 6215, 7.00%, 08/16/23 (Russia)	RUB	6,795,000	107,450
Turkey Government International Bond, 5.63%, 03/30/21 (Turkey)		400,000	395,025
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)		90,000	91,709
Turkey Government International Bond, 4.88%, 10/09/26 (Turkey)		625,000	538,254
Ukraine Government International Bond, 7.75%, 09/01/23 (Ukraine)(1)		100,000	100,916
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)		455,000	441,286
Total Government			9,316,984
Health Care – 0.6%
Bayer US Finance II LLC, 3.88%, 12/15/23 (Germany)(1)		260,000	261,305

Security Description	Principal	Value
FOREIGN BONDS (continued) Health Care (continued)
Bayer US Finance II LLC, 3.35%, (3-Month USD LIBOR + 1.01%), 12/15/23 (Germany)(1)(3)	$200,000	$202,351
Concordia International Corp., 9.00%, 04/01/22 (Canada)(1)	105,000	95,550
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	160,000	136,066
Total Health Care		695,272
Industrials – 2.3%
Ashtead Capital, Inc., 4.38%, 08/15/27 (United Kingdom)(1)	380,000	362,786
Bombardier, Inc., 6.13%, 01/15/23 (Canada) (1)	325,000	331,094
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)	129,660	131,929
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)	362,000	365,620
CNH Industrial NV, Series MTN, 3.85%, 11/15/27 (United Kingdom)	139,000	130,810
Hulk Finance Corp., 7.00%, 06/01/26 (Canada)(1)	190,000	179,075
Latam Finance Ltd., 6.88%, 04/11/24 (Chile) (1)	375,000	374,062
SCF Capital Ltd., 5.38%, 06/16/23 (Russia)(1)	240,000	243,262
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	175,000	157,010
Topaz Marine SA, 9.13%, 07/26/22 (United Arab Emirates)(1)	255,000	259,483
Total Industrials		2,535,131
Materials – 3.3%
Anglo American Capital PLC, 4.00%, 09/11/27 (South Africa)(1)	355,000	327,844
ArcelorMittal, 6.13%, 06/01/25 (Luxembourg)	330,000	359,106
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(3)	440,000	481,800
Equate Petrochemical BV, 4.25%, 11/03/26 (Kuwait)(1)	515,000	509,070
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Brazil)	308,000	294,140

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued) Materials (continued)
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Australia)(1)	$170,000	$165,750
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(1)	720,000	677,643
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(1)	125,000	121,212
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	275,000	262,625
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(1)(6),(7)	695,000	479,550
Total Materials		3,678,740
Telecommunication Services – 0.7%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(1)	400,000	376,000
Digicel Ltd., 6.75%, 03/01/23 (Jamaica)(1)	235,000	203,863
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/28 (Belgium)(1)	200,000	183,500
Total Telecommunication Services		763,363
Total Foreign Bonds
(Cost $28,455,619)		27,302,898
TERM LOANS – 17.1%
Aerospace – 0.4%
TransDigm, Inc., 4.58%, (1-Month USD LIBOR + 2.50%), 06/09/23 (3)	370,317	370,958
TransDigm, Inc., 4.58%, (1-Month USD LIBOR + 2.50%), 05/30/25 (3)	59,850	59,902
Total Aerospace		430,860
Chemicals – 0.4%
New Arclin U.S. Holding Corp., 5.83%, (3-Month USD LIBOR + 3.50%), 02/14/24 (3)	238,375	240,063
OMNOVA Solutions, Inc., 5.33%, (1-Month USD LIBOR + 3.25%), 08/25/23 (3)	257,673	259,928
Total Chemicals		499,991
Consumer Durables – 0.3%
Global Appliance, Inc. (aka SharkNinja Operating LLC), 6.08%, (1-Month USD LIBOR + 4.00%), 09/29/24 (3)	297,750	299,239

Consumer Non-Durables – 1.0%
American Greetings Corp., 6.59%, (1-Month USD LIBOR + 4.50%), 04/06/24 (3)	210,000	211,312
HLF Financing S.a r.l. (HLF Financing US, LLC), 7.58%, (1-Month USD LIBOR + 5.50%), 02/15/23 (3)	185,781	186,989
Isagenix International LLC, 8.08%, (3-Month USD LIBOR + 5.75%), 06/14/25 (Ukraine) (3)	180,000	180,900

Security Description	Principal	Value
TERM LOANS (continued) Consumer Non-Durables (continued)
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 6.08%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Nigeria) (3)	$121,202	$120,394
Parfums Holding Co., Inc., 6.83%, (1-Month USD LIBOR + 4.75%), 06/30/24 (3)	193,075	194,442
Rodan & Fields, LLC, 6.07%, (1-Month USD LIBOR + 4.00%), 06/16/25 (Kazakhstan) (3)	280,000	282,363
Total Consumer Non-Durables		1,176,400
Energy – 0.6%
Chesapeake Energy Corp., 9.58%, (1-Month USD LIBOR + 7.50%), 08/23/21 (Canada) (3)	71,000	74,399
Delek US Holdings, Inc., 4.58%, (1-Month USD LIBOR + 2.50%), 03/31/25 (3)	99,750	99,875
Medallion Midland Acquisition, LLC, 5.33%, (1-Month USD LIBOR + 3.25%), 10/30/24 (3)	253,725	250,236
Traverse Midstream Partners LLC, 6.34%, (3-Month USD LIBOR + 4.00%), 09/27/24 (Turkey) (3)	260,000	261,354
Total Energy		685,864
Financials – 1.5%
Asurion, LLC (fka Asurion Corp.), 8.58%, (1-Month USD LIBOR + 6.50%), 08/04/25 (3)	546,228	555,104
Blackhawk Network Holdings, Inc., 5.07%, (1-Month USD LIBOR + 3.00%), 06/15/25 (3)	175,000	175,584
Ditech Holding Corp., 8.08%, (1-Month USD LIBOR + 6.00%), 06/30/22 (Kazakhstan) (3)	525,688	501,700
FinCo I, LLC (aka Fortress Investment Group), 4.09%, (1-Month USD LIBOR + 2.00%), 12/27/22 (3)	137,270	137,648
Genworth Holdings, Inc., 6.58%, (1-Month USD LIBOR + 4.50%), 03/07/23 (3)	24,938	25,483
iStar, Inc. (fka iStar Financial, Inc.), 4.83%, (1-Month USD LIBOR + 2.75%), 06/28/23 (3)	255,000	255,478
Total Financials		1,650,997
Food and Drug – 0.2%
Albertson's LLC, 5.34%, (3-Month USD LIBOR + 3.00%), 12/21/22 (3)	220,101	219,517

Food/Tobacco – 0.2%
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 5.06%, (1-Month USD LIBOR + 3.00%), 05/23/25 (3)	45,000	44,728

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued) Food/Tobacco (continued)
Milk Specialties Co., 6.08%, (1-Month USD LIBOR + 4.00%), 08/16/23 (3)	$208,385	$208,906
Total Food/Tobacco		253,634
Forest Prod/Containers – 0.2%
Anchor Glass Container Corp., 9.82%, (1-Month USD LIBOR + 7.75%), 12/07/24 (3)	111,000	74,739
Berlin Packaging L.L.C., 5.34%, (3-Month USD LIBOR + 3.00%), 11/07/25 (Mexico) (3)	130,000	130,190
Total Forest Prod/Containers		204,929
Gaming/Leisure – 1.1%
Aristocrat Leisure Limited, 4.10%, (3-Month USD LIBOR + 1.75%), 10/19/24 (3)	399,911	399,965
Everi Payments, Inc., 5.08%, (1-Month USD LIBOR + 3.00%), 05/09/24 (3)	133,650	134,297
Playa Resorts Holding B.V., 4.83%, (1-Month USD LIBOR + 2.75%), 04/29/24 (3)	342,560	340,162
Scientific Games International, Inc., 4.83%, (2-Month USD LIBOR + 2.75%), 08/14/24 (3)	129,675	129,918
UFC Holdings, LLC, 5.33%, (1-Month USD LIBOR + 3.25%), 08/18/23 (3)	274,226	275,573
Total Gaming/Leisure		1,279,915
Health Care – 1.1%
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 6.57%, (1-Month USD LIBOR + 4.50%), 06/30/25 (Nigeria) (3)	190,000	191,662
Auris Lux Co. (aka Sivantos Group), 0.00%, 07/24/25 (3)(8)	30,000	30,244
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 5.09%, (1-Month USD LIBOR + 3.00%), 06/02/25 (3)	179,777	180,243
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 5.08%, (3-Month USD LIBOR + 3.00%), 06/07/23 (3)	322,533	323,676
Concordia Healthcare Corp., 6.33%, (1-Month USD LIBOR + 4.25%), 10/21/21 (3)	249,555	225,640
Ortho-Clinical Diagnostics, Inc., 5.33%, (1-Month USD LIBOR + 3.25%), 06/30/25 (3)	200,000	200,089
Prospect Medical Holdings, Inc., 7.63%, (1-Month USD LIBOR + 5.50%), 02/22/24 (3)	144,638	145,452
Total Health Care		1,297,006
Housing – 1.2%
84 Lumber Co., 7.31%, (1-Month USD LIBOR + 5.25%), 10/25/23 (South Africa) (3)	218,500	220,958

Security Description	Principal	Value
TERM LOANS (continued) Housing (continued)
American Builders & Contractors Supply Co., Inc., 4.08%, (1-Month USD LIBOR + 2.00%), 10/31/23 (Mexico)(3)	$398,990	$397,743
Capital Automotive L.P., 8.08%, (1-Month USD LIBOR + 6.00%), 03/24/25 (Chile) (3)	243,153	247,408
CPG International LLC (fka CPG International, Inc.), 6.25%, (3-Month USD LIBOR + 3.75%), 05/05/24 (3)	301,631	302,448
GGP, Inc., 0.00%, 05/07/25 (3)(8)	200,000	198,646
Total Housing		1,367,203
Information Technology – 1.8%
Applied Systems, Inc., 9.33%, (3-Month USD LIBOR + 7.00%), 09/19/25 (3)	50,000	51,703
BMC Software Finance, Inc., 0.00%, 09/01/25 (3)(8)	310,000	310,304
Intralinks, Inc., 6.08%, (1-Month USD LIBOR + 4.00%), 11/14/24 (3)	124,375	124,764
Kronos, Inc., 5.36%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman) (3)	194,513	195,330
Kronos, Inc., 10.61%, (3-Month USD LIBOR + 8.25%), 11/01/24 (3)	178,000	184,175
Renaissance Holding Corp., 5.58%, (3-Month USD LIBOR + 3.25%), 05/30/25 (Canada) (3)	335,000	334,720
SS&C Technologies, Inc., 4.58%, (1-Month USD LIBOR + 2.50%), 04/16/25 (3)	402,709	404,358
SS&C Technologies, Inc., 4.58%, (1-Month USD LIBOR + 2.50%), 04/16/25 (3)	154,472	155,104
Vertafore, Inc., 5.33%, (1-Month USD LIBOR + 3.25%), 07/02/25 (3)	300,000	299,705
Total Information Technology		2,060,163
Manufacturing – 0.7%
Accudyne Industries Borrower SCA, 5.33%, (1-Month USD LIBOR + 3.25%), 08/18/24 (3)	246,044	246,928
CPI Acquisition, Inc., 6.84%, (3-Month USD LIBOR + 4.50%), 08/17/22 (3)	535,000	323,006
Deliver Buyer, Inc. (aka MHS Holdings, Inc.), 7.31%, (3-Month USD LIBOR + 5.00%), 05/01/24 (3)	169,572	170,739
Filtration Group Corp., 5.08%, (1-Month USD LIBOR + 3.00%), 03/29/25 (Israel) (3)	74,813	75,210
Total Manufacturing		815,883
Media/Telecom - Cable/Wireless Video – 0.4%
Altice US Finance I Corp., 4.33%, (1-Month USD LIBOR + 2.25%), 07/28/25 (3)	199,496	198,936

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued) Media/Telecom - Cable/Wireless Video (continued)
Telenet Financing USD LLC, 4.32%, (1-Month USD LIBOR + 2.25%), 08/15/26 (3)	$200,000	$199,097
Total Media/Telecom - Cable/Wireless Video		398,033
Media/Telecom - Diversified Media – 0.3%
Cineworld Finance US, Inc., 4.58%, (1-Month USD LIBOR + 2.50%), 02/28/25 (Kazakhstan) (3)	374,063	373,340

Media/Telecom - Telecommunications – 1.2%
CenturyLink, Inc., 4.83%, (1-Month USD LIBOR + 2.75%), 01/31/25 (3)	373,624	368,346
Securus Technologies Holdings, Inc., 6.58%, (1-Month USD LIBOR + 4.5%) 11/01/24 (3)	318,426	319,819
Securus Technologies Holdings, Inc., 10.33%, (1-Month USD LIBOR + 8.25%), 11/01/25 (Turkey) (3)	210,000	210,997
TDC A/S, 0.00%, 06/04/25 (Ecuador) (3)(8)	110,000	110,779
West Corp., 5.58%, (1-Month USD LIBOR + 3.50%), 10/10/24 (Ukraine) (3)	130,000	129,585
West Corp., 6.08%, (1-Month USD LIBOR + 4.00%), 10/10/24 (3)	166,667	166,876
Total Media/Telecom - Telecommunications		1,306,402
Media/Telecom - Wireless Communications – 0.1%
Digicel International Finance Ltd., 5.33%, (1-Month USD LIBOR + 3.25%), 05/27/24 (3)	74,438	71,683

Metals/Minerals – 0.7%
Contura Energy, Inc., 7.08%, (1-Month USD LIBOR + 5.00%), 03/18/24 (3)	267,174	268,260
Covia Holdings Corp. (fka Unimin Corp.), 6.05%, (3-Month USD LIBOR + 3.75%), 06/01/25 (3)	265,000	265,525
GrafTech Finance, Inc., 5.59%, (1-Month USD LIBOR + 3.50%), 02/12/25 (3)	230,000	230,360
Total Metals/Minerals		764,145
Retail – 0.2%
Neiman Marcus Group, Inc. (The), 5.34%, (1-Month USD LIBOR + 3.25%), 10/25/20 (3)	302,623	268,073

Service – 2.5%
Advantage Sales & Marketing, Inc., 5.33%, (1-Month USD LIBOR + 3.25%), 07/23/21 (3)	257,674	243,381
Advantage Sales & Marketing, Inc., 8.58%, (1-Month USD LIBOR + 6.50%), 07/25/22 (3)	235,000	206,800
Hoya Midco, LLC, 5.58%, (1-Month USD LIBOR + 3.50%), 06/30/24 (3)	268,700	268,533

Security Description	Principal	Value
TERM LOANS (continued) Service (continued)
Laureate Education, Inc., 5.58%, (1-Month USD LIBOR + 3.50%), 04/26/24 (3)	$222,186	$222,988
NAB Holdings, LLC, 5.33%, (3-Month USD LIBOR + 3.00%), 07/01/24 (3)	288,477	288,748
One Call Corp., 7.32%, (1-Month USD LIBOR + 5.25%), 11/27/22 (3)	114,673	110,517
PI UK Holdco II Limited, 5.58%, (1-Month USD LIBOR + 3.50%), 01/03/25 (3)	413,963	411,895
Red Ventures, LLC, 6.08%, (1-Month USD LIBOR + 4.00%), 11/08/24 (Mexico) (3)	323,097	326,571
Sedgwick Claims Management Services, Inc., 8.06%, (3-Month USD LIBOR + 5.75%), 02/28/22 (3)	410,000	414,356
SSH Group Holdings, Inc., 0.00%, 07/30/25 (3)(8)	150,000	151,031
TKC Holdings, Inc., 5.83%, (1-Month USD LIBOR + 3.75%), 02/01/23 (3)	220,990	221,266
Total Service		2,866,086
Utilities – 1.0%
APLP Holdings Limited Partnership, 5.08%, (1-Month USD LIBOR + 3.00%), 04/13/23 (3)	203,755	204,672
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 0.00%, 07/31/25 (3)(8)	200,000	201,547
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 0.00%, 07/24/26 (3)(8)	115,000	117,228
Talen Energy Supply, LLC, 6.08%, (1-Month USD LIBOR + 4.00%), 04/15/24 (Jordan) (3)	234,845	236,792
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.08%, (1-Month USD LIBOR + 2.00%), 08/04/23 (3)	319,622	319,467
Total Utilities		1,079,706
Total Term Loans
(Cost $19,524,478)		19,369,069
MORTGAGE BACKED SECURITIES - 11.5%
Commercial Mortgage Backed Securities - 1.5%
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34(1)	285,000	287,136
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	56,552	56,260
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(1)(3)(9)	400,000	398,777
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35(1)	830,000	809,327
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(3)(9)	145,383	145,996
Total Commercial Mortgage Backed Securities		1,697,496

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Mortgage Securities - 1.0%
Fannie Mae Pool, 4.00%, 09/01/47	$1,128,825	$1,148,082
Residential Mortgage Backed Securities - 9.0%
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	530,150
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 4.42%, (1-Month USD LIBOR + 5.85%), 06/25/33(3)	493,393	490,811
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.65%, 01/25/35(3)(9)	404,132	382,713
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2016-SPL1, 4.25%, 04/28/55(1)	350,000	356,354
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2016-SPL2, 4.25%, 06/28/53(1)(3)(9)	290,000	295,224
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 4.01%, 11/25/34(3)(9)	297,629	302,706
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(3)(9)	376,128	370,662
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45(1)(3)(9)	447,720	441,161
Colony Starwood Homes Trust, Class C, Series 2016-2A, 4.22%, (1-Month USD LIBOR + 2.15%), 12/17/33(1)(3)	430,000	432,438
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47(1)(3)(9)	122,546	122,162
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	78,532	72,570
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(3)(9)	56,519	56,216
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(3)(9)	94,895	94,027
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56(1)(3)(9)	252,517	250,827
Home Equity Mortgage Trust, Class M7, Series 2005-2, 3.74%, (1-Month USD LIBOR + 1.68%), 07/25/35(3)	133,998	133,970
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(3)(9)	141,638	142,081
New Residential Mortgage Loan Trust, Class B1A, Series 2016-4A, 4.50%, 11/25/56(1)(3)(9)	613,519	627,122
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL5, 3.33%, 12/30/32(1)(3)(9)	126,294	125,941
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57(1)(10)	213,784	213,378
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34(1)	275,000	266,633

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued) Residential Mortgage Backed Securities (continued)

Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	$94,926	$95,795
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,160,241	1,196,461
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(3)(9)	278,467	271,233
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.00%, 04/25/34(3)(9)	141,034	143,521
Towd Point Mortgage Trust, Class A2, Series 2015-1, 3.25%, 10/25/53(1)(3)(9)	340,000	336,317
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55(1)(3)(9)	500,000	497,823
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55(1)(3)(9)	425,000	421,982
Towd Point Mortgage Trust, Class 1M1, Series 2015-2, 3.25%, 11/25/60(1)(3)(9)	1,195,000	1,158,999
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34(1)	125,000	120,537
VOLT LX LLC, Class A1, Series 2017-NPL7, 3.25%, 06/25/47(1)(10)	183,601	182,938
Total Residential Mortgage Backed Securities		10,132,752
Total Mortgage Backed Securities
(Cost $13,001,567)		12,978,330
ASSET BACKED SECURITIES – 6.3%
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	408,019	400,143
Carnow Auto Receivables Trust, Class D, Series 2016-1A, 7.34%, 11/15/21(1)	430,000	433,250
Chrysler Capital Auto Receivables Trust, Class D, Series 2016-BA, 3.51%, 09/15/23(1)	470,000	463,777
Conn's Receivables Funding LLC, Class B, Series 2017-B, 4.52%, 04/15/21(1)	415,000	417,950
Consumer Installment Loan Trust, Class A, Series 2016-LD1, 3.96%, 07/15/22(1)	50,322	50,320
CPS Auto Trust, Class D, Series 2018-C, 4.40%, 06/17/24(1)	290,000	289,990
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(1)	322,142	319,630
DT Auto Owner Trust, Class C, Series 2018-1A, 3.47%, 12/15/23(1)	375,000	374,223
Flagship Credit Auto Trust, Class D, Series 2015-1, 5.26%, 07/15/21(1)	435,000	442,854
Flagship Credit Auto Trust, Class D, Series 2016-3, 3.89%, 11/15/22(1)	525,000	524,742
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22(1)	440,000	433,990
GLS Auto Receivables Trust, Class B, Series 2018-1A, 3.52%, 08/15/23(1)	470,000	463,703
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29(1)	500,000	501,705

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
OnDeck Asset Securitization Trust LLC, Class A, Series 2018-1A, 3.50%, 04/18/22(1)	$370,000	$369,602
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(1)	565,000	563,343
TCF Auto Receivables Owner Trust, Class C, Series 2016-PT1A, 3.21%, 01/17/23(1)	430,000	422,918
TGIF Funding LLC, Class A2, Series 2017-1A, 6.20%, 04/30/47(1)	390,000	391,515
Upstart Securitization Trust, Class B, Series 2018-1, 3.89%, 08/20/25(1)	295,000	294,445
Total Asset Backed Securities
(Cost $7,184,584)		7,158,100
U.S. TREASURY NOTES – 3.5%
U.S. Treasury Note 2.25%, 08/15/27	600,000	566,566
U.S. Treasury Note 2.38%, 04/30/20	1,460,000	1,453,156
U.S. Treasury Note 2.38%, 01/31/23	1,960,000	1,922,370
Total U.S. Treasury Notes
(Cost $3,950,140)		3,942,092
MONEY MARKET FUND - 2.3%
JP Morgan U.S. Government Money Market Institutional Shares, 1.76%(11) (Cost $2,640,067)	2,640,067	2,640,067
TOTAL INVESTMENTS- 98.6%
(Cost $113,635,801)		111,494,238
Other Assets in Excess of Liabilities - 1.4%		1,589,378
Net Assets - 100.0%		$113,083,616

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2018, the aggregate value of these securities was $45,855,920, or 40.6% of net assets.
(2)	Is In Default.
(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(4)	Perpetual security with no stated maturity date.
(5)	Payment in-kind security. 100% of the income was received in cash.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	This security is subject to US and/or EU sanctions.
(8)	The loan will settle after July 31, 2018 at which the interest will be determined.
(9)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(10)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2018.
(11)	The rate shown reflects the seven-day yield as of July 31, 2018.

Abbreviations:
CMT — 1 Year Constant Maturity Treasury Index
GMTN — Government Medium Term Note
LIBOR — London InterBank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
NTNF — Notional Treasury Note Fixed
PLC — Public Limited Company

Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$–	$38,103,682	$–	$38,103,682
Foreign Bonds	–	26,823,348	479,550	27,302,898
Term Loans	–	19,369,069	–	19,369,069
Mortgage Backed Securities	–	12,978,330	–	12,978,330
Asset Backed Securities	–	7,158,100	–	7,158,100
U.S. Treasury Notes	–	3,942,092	–	3,942,092
Money Market Fund	2,640,067	–	–	2,640,067
Total	$2,640,067	$108,374,621	$479,550	$111,494,238

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. The Fund transferred $709,080 from Level 2 to Level 3 due to change in data availability used in investment valuation during the period ended July 31, 2018. A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. The following summarizes inputs (level 3) used as of July 31, 2018:

Foreign Bonds
Balance as of October 31, 2017	$–
Realized gain (loss)	2,433
Change in unrealized appreciation (depreciation)	(229,530)
Purchases	–
Sales	(2,433)
Amortization (accretion)	–
Transfers into Level 3	709,080
Transfers out of Level 3	–
Balance as of July 31, 2018	479,550
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2018:	$(229,530)

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 97.3%
Consumer Discretionary - 11.3%
Amazon.com, Inc.*	33	$58,655
Best Buy Co., Inc.	308	23,109
Carnival Corp.	273	16,173
Compass Group PLC (United Kingdom)	988	21,261
Daimler AG (Germany)	380	26,283
Discovery, Inc. Class C*	676	16,596
Dollar General Corp.	220	21,593
Fiat Chrysler Automobiles NV (United Kingdom)*	1,121	19,136
Hotel Shilla Co. Ltd. (South Korea)	126	11,241
Kering (France)	52	27,727
Kohl's Corp.	300	22,161
Lear Corp.	152	27,380
LKQ Corp.*	363	12,168
Macy's, Inc.	452	17,958
Mazda Motor Corp. (Japan)	1,100	13,674
Michael Kors Holdings Ltd.*	272	18,151
Mitsubishi Motors Corp. (Japan)	1,600	12,163
Mohawk Industries, Inc.*	77	14,504
Netflix, Inc.*	109	36,782
Peugeot SA (France)	643	18,504
Ralph Lauren Corp.	128	17,277
Renault SA (France)	156	13,734
Ross Stores, Inc.	210	18,360
Sony Corp. (Japan)	355	18,503
Subaru Corp. (Japan)	471	13,707
Target Corp.	381	30,739
TJX Cos., Inc. (The)	210	20,425
Walt Disney Co. (The)	321	36,453
Total Consumer Discretionary		604,417
Consumer Staples - 3.9%
Aeon Co. Ltd. (Japan)	800	16,216
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	4	27,592
Costco Wholesale Corp.	114	24,933
Danone SA (France)	225	17,683
Nestle SA (Switzerland)	350	28,526
Pernod Ricard SA (France)	160	25,810
Pick n Pay Stores Ltd. (South Africa)	3,864	21,859
Shiseido Co. Ltd. (Japan)	100	7,342
SPAR Group Ltd. (The) (South Africa)	1,336	19,438
Tesco PLC (United Kingdom)	5,178	17,691
Total Consumer Staples		207,090
Energy - 12.0%
Anadarko Petroleum Corp.	307	22,457
Apache Corp.	555	25,530
BP PLC (United Kingdom)	4,504	33,892
China Petroleum & Chemical Corp. Class H (China)	23,868	23,019
CNOOC Ltd. (China)	14,043	23,473
Concho Resources, Inc.*	127	18,523
ConocoPhillips	411	29,662
Eni SpA (Italy)	859	16,538
EOG Resources, Inc.	225	29,011
EQT Corp.	220	10,930
Halliburton Co.	585	24,816
Idemitsu Kosan Co. Ltd. (Japan)	200	8,997
LUKOIL PJSC (Russia)(1)	379	27,098

Security Description	Shares	Value
Common Stocks (continued) Energy (continued)
Marathon Oil Corp.	1,330	$28,090
Marathon Petroleum Corp.	166	13,418
Occidental Petroleum Corp.	232	19,472
OMV AG (Austria)	255	14,420
PetroChina Co. Ltd. Class H (China)	20,000	15,263
Petronas Dagangan Bhd (Malaysia)	2,285	15,166
Pioneer Natural Resources Co.	105	19,873
Reliance Industries Ltd. (India)(2)(3)	617	21,101
Royal Dutch Shell PLC Class A (Netherlands)	806	27,664
Royal Dutch Shell PLC Class B (Netherlands)	1,510	52,948
Equinor ASA (Norway)	695	18,456
Suncor Energy, Inc. (Canada)	443	18,655
TOTAL SA (France)	371	24,234
TransCanada Corp. (Canada)	530	23,838
Valero Energy Corp.	326	38,582
Total Energy		645,126
Financials - 22.3%
3i Group PLC (United Kingdom)	1,852	23,035
Affiliated Managers Group, Inc.	88	14,081
Aflac, Inc.	484	22,525
AIA Group Ltd. (Hong Kong)	2,644	23,075
Allstate Corp. (The)	204	19,404
American Express Co.	243	24,183
Arch Capital Group Ltd.*	636	19,436
Australia & New Zealand Banking Group Ltd. (Australia)	744	16,196
Aviva PLC (United Kingdom)	4,290	28,154
AXA SA (France)	712	17,984
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,380	17,494
Banco Santander SA (Spain)	3,442	19,398
Bank Central Asia Tbk PT (Indonesia)	9,795	15,810
Bank of America Corp.	1,612	49,779
Bank of New York Mellon Corp. (The)	394	21,067
Barclays PLC (United Kingdom)	7,132	18,157
BlackRock, Inc.	40	20,110
BNP Paribas SA (France)	308	20,050
Capital One Financial Corp.	304	28,673
Chailease Holding Co. Ltd. (Taiwan)	4,662	15,230
Charles Schwab Corp. (The)	484	24,713
Chiba Bank Ltd. (The) (Japan)	1,880	13,384
China Life Insurance Co. Ltd. Class H (China)	6,000	14,967
Cincinnati Financial Corp.	280	21,176
CME Group, Inc.	127	20,208
Commonwealth Bank of Australia (Australia)	372	20,670
Dai-ichi Life Holdings, Inc. (Japan)	1,025	19,269
Discover Financial Services	344	24,565
E*TRADE Financial Corp.*	430	25,718
Everest Re Group Ltd.	72	15,721
Franklin Resources, Inc.	468	16,062
Hanwha Life Insurance Co. Ltd. (South Korea)	4,133	19,101
Hartford Financial Services Group, Inc. (The)	460	24,242
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	640	18,884
Intercontinental Exchange, Inc.	205	15,152
Kinnevik AB Class B (Sweden)	513	17,719
Lloyds Banking Group PLC (United Kingdom)	28,800	23,580
MetLife, Inc.	520	23,785
National Australia Bank Ltd. (Australia)	776	16,333
NN Group NV (Netherlands)	432	19,105

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued) Financials (continued)
Ping An Insurance Group Co. of China Ltd. Class H (China)	1,866	$17,307
Principal Financial Group, Inc.	348	20,212
Progressive Corp. (The)	553	33,186
Prudential Financial, Inc.	256	25,833
Quilter PLC (United Kingdom)*(2)	4,452	9,040
Reinsurance Group of America, Inc.	111	15,706
Royal Bank of Canada (Canada)	260	20,297
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	61	14,887
Societe Generale SA (France)	316	14,082
Sumitomo Mitsui Financial Group, Inc. (Japan)	318	12,641
Synchrony Financial	644	18,637
T Rowe Price Group, Inc.	185	22,030
TD Ameritrade Holding Corp.	404	23,089
Torchmark Corp.	293	25,805
Toronto-Dominion Bank (The) (Canada)	468	27,763
Travelers Cos., Inc. (The)	166	21,603
UniCredit SpA (Italy)	772	13,689
Voya Financial, Inc.	348	17,581
Westpac Banking Corp. (Australia)	764	16,722
Total Financials		1,198,305
Health Care - 7.7%
Abbott Laboratories	228	14,943
Amgen, Inc.	240	47,172
Centene Corp.*	352	45,876
Cerner Corp.*	260	16,141
CSL Ltd. (Australia)	98	14,315
CSPC Pharmaceutical Group Ltd. (China)	5,921	15,464
CVS Health Corp.	501	32,495
Express Scripts Holding Co.*	395	31,387
Gilead Sciences, Inc.	483	37,592
Humana, Inc.	84	26,391
IDEXX Laboratories, Inc.*	69	16,900
Incyte Corp.*	181	12,044
Lonza Group AG (Switzerland)*	84	25,900
Mettler-Toledo International, Inc.*	27	15,998
Straumann Holding AG (Switzerland)	25	19,441
UnitedHealth Group, Inc.	167	42,288
Total Health Care		414,347
Industrials - 11.1%
AO Smith Corp.	225	13,394
Boeing Co. (The)	82	29,217
Canadian National Railway Co. (Canada)	296	26,422
Caterpillar, Inc.	160	23,008
CNH Industrial NV (United Kingdom)	1,132	13,283
Copart, Inc.*	254	14,577
CoStar Group, Inc.*	34	14,139
CSX Corp.	205	14,489
Cummins, Inc.	102	14,567
Daelim Industrial Co. Ltd. (South Korea)	241	16,890
Dai Nippon Printing Co. Ltd. (Japan)	800	17,436
Daikin Industries Ltd. (Japan)	140	16,678
Deere & Co.	148	21,429
Deutsche Lufthansa AG (Germany)	621	17,428
FANUC Corp. (Japan)	75	14,703
Fluor Corp.	244	12,505
General Dynamics Corp.	104	20,775
Hanwha Corp. (South Korea)	524	15,060

Security Description	Shares	Value
Common Stocks (continued) Industrials (continued)

IHS Markit Ltd.*	263	$13,947
JB Hunt Transport Services, Inc.	109	13,069
Komatsu Ltd. (Japan)	400	11,723
Marubeni Corp. (Japan)	1,900	14,457
Mitsubishi Electric Corp. (Japan)	1,150	15,546
Old Dominion Freight Line, Inc.	92	13,506
RELX NV (United Kingdom)	1,188	25,832
Roper Technologies, Inc.	95	28,680
Schindler Holding AG (Switzerland)	87	19,699
Stanley Black & Decker, Inc.	116	17,338
Sumitomo Corp. (Japan)	961	15,771
Toppan Printing Co. Ltd. (Japan)	2,200	16,901
Toshiba Corp. (Japan)*	6,364	19,522
Transurban Group (Australia)	1,944	16,898
Volvo AB Class B (Sweden)	1,048	18,373
Waste Management, Inc.	181	16,290
Total Industrials		593,552
Information Technology - 19.7%
Adobe Systems, Inc.*	246	60,191
ANSYS, Inc.*	74	12,497
ASML Holding NV (Netherlands)	96	20,599
Automatic Data Processing, Inc.	152	20,519
CA, Inc.	719	31,787
Canon, Inc. (Japan)	710	22,967
Citrix Systems, Inc.*	125	13,746
Cognizant Technology Solutions Corp. Class A	227	18,501
Compal Electronics, Inc. (Taiwan)	21,524	13,359
F5 Networks, Inc.*	163	27,935
Facebook, Inc. Class A*	307	52,982
Fortinet, Inc.*	196	12,330
Fujitsu Ltd. (Japan)	2,000	13,601
Hon Hai Precision Industry Co. Ltd. (Taiwan)	5,008	13,708
HP, Inc.	1,274	29,404
Infosys Ltd. (India)(1)	779	15,720
International Business Machines Corp.	217	31,450
Juniper Networks, Inc.	584	15,383
KLA-Tencor Corp.	149	17,496
Lam Research Corp.	108	20,589
Mastercard, Inc. Class A	172	34,056
Micron Technology, Inc.*	934	49,306
NetApp, Inc.	326	25,272
Nintendo Co. Ltd. (Japan)	56	18,410
NVIDIA Corp.	109	26,690
Paychex, Inc.	177	12,217
PayPal Holdings, Inc.*	335	27,517
salesforce.com, Inc.*	277	37,991
SAP SE (Germany)	195	22,768
Seagate Technology PLC	296	15,576
ServiceNow, Inc.*	132	23,227
Skyworks Solutions, Inc.	140	13,241
Square, Inc. Class A*	199	12,865
STMicroelectronics N.V. (Switzerland)	553	12,031
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,164	25,424
TE Connectivity Ltd.	151	14,129
Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,712	13,411
Tencent Holdings Ltd. (China)	309	13,983
Texas Instruments, Inc.	217	24,156
Tokyo Electron Ltd. (Japan)	84	14,390

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued) Information Technology (continued)
Twitter, Inc.*	449	$14,310
Ubisoft Entertainment SA (France)*	114	12,589
Visa, Inc. Class A	428	58,525
Western Digital Corp.	228	15,994
Wirecard AG (Germany)	117	21,856
Workday, Inc. Class A*	112	13,890
WPG Holdings Ltd. (Taiwan)	13,632	18,902
Total Information Technology		1,057,490
Materials - 3.6%
Air Products & Chemicals, Inc.	124	20,357
ArcelorMittal (Luxembourg)	794	25,547
BHP Billiton Ltd. (Australia)	927	24,008
CF Industries Holdings, Inc.	292	12,971
Covestro AG (Germany)(2)	164	15,744
Empresas CMPC SA (Chile)	4,318	17,470
Glencore PLC (Switzerland)*	6,269	27,524
LyondellBasell Industries NV Class A	202	22,380
Nitto Denko Corp. (Japan)	164	11,854
Vale SA (Brazil)	951	13,895
Total Materials		191,750
Real Estate - 2.7%
Ascendas Real Estate Investment Trust (Singapore)	14,000	28,281
CBRE Group, Inc. Class A*	295	14,691
Link REIT (Hong Kong)	2,688	26,643
Public Storage	76	16,555
Redefine Properties Ltd. (South Africa)	23,507	18,977
Swiss Prime Site AG (Switzerland)*	272	24,957
Vonovia SE (Germany)	326	15,786
Total Real Estate		145,890
Telecommunication Services - 1.4%
China Mobile Ltd. (China)	2,456	22,154
SoftBank Group Corp. (Japan)	100	8,282
Telecom Italia SpA/Milano (Italy)*	21,346	16,459
Vodafone Group PLC (United Kingdom)	11,346	27,699
Total Telecommunication Services		74,594
Utilities - 1.6%
Chubu Electric Power Co., Inc. (Japan)	1,314	20,219
Fortis, Inc./Canada (Canada)	944	31,037
NextEra Energy, Inc.	100	16,754
Xcel Energy, Inc.	359	16,823
Total Utilities		84,833
Total Common Stocks
(Cost $5,002,675)		5,217,394
PREFERRED STOCKS-1.7%
Consumer Discretionary-0.4%
Volkswagen AG, 2.76% (Germany)(4)	135	24,029

Consumer Staples-0.3%
Henkel AG & Co. KGaA, 1.63% (Germany)(4)	138	17,307

Energy-0.3%
Petroleo Brasileiro SA, 0.50% (Brazil)(4)	2,900	15,237

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Financials-0.7%
Banco Bradesco SA, 3.95% (Brazil)(4)	2,300	$18,709
Itau Unibanco Holding SA, 6.77% (Brazil)(4)	1,372	16,449
Total Financials		35,158
Total Preferred Stocks
(Cost $99,161)		91,731
TOTAL INVESTMENTS- 99.0%
(Cost $5,101,836)		5,309,125
Other Assets in Excess of Liabilities - 1.0%		53,566
Net Assets - 100.0%		$5,362,691

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2018, the aggregate value of these securities was $45,885, or 0.9% of net assets.
(3)	Global Depositary Receipts.
(4)	Rate shown reflects the effective yield as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

July 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,217,394	$–	$–	$5,217,394
Preferred Stocks	91,731	–	–	91,731
Total	$5,309,125	$–	$–	$5,309,125

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap MLP ETF

July 31, 2018 (Unaudited)

Security Description		Shares	Value
Common Stocks - 128.2%(1)
Energy - 128.2%
Andeavor(2)		277,953	$41,709,627
Andeavor Logistics LP(2)		2,160,463	98,387,485
Antero Midstream Partners LP		465,924	15,394,129
BP Midstream Partners LP		1,490,788	30,918,943
Buckeye Partners LP(2)		21,388	741,950
Crestwood Equity Partners LP(2)		348,452	12,492,004
DCP Midstream LP		50,733	2,256,604
Dominion Energy Midstream Partners LP		129,807	1,999,028
Enbridge Energy Partners LP		3,336,126	37,498,056
Enbridge, Inc. (Canada)		608	21,541
Energy Transfer Equity LP		16,503	300,520
Energy Transfer Partners LP(2)		4,256,275	89,211,524
EnLink Midstream LLC		213,512	3,405,516
EnLink Midstream Partners LP(2)		2,601,064	40,524,577
Enterprise Products Partners LP(2)		252,782	7,330,678
EQT GP Holdings LP		190,873	4,235,472
EQT Midstream Partners LP(2)		717,942	36,751,451
Genesis Energy LP(2)		864,119	19,866,096
Holly Energy Partners LP		12,672	392,578
HollyFrontier Corp.(2)		149,262	11,131,960
Kinder Morgan, Inc.(2)		72,502	1,289,086
Magellan Midstream Partners LP(2)		598,230	42,928,985
Marathon Petroleum Corp.(2)		241,170	19,493,771
MPLX LP(2)		2,651,548	96,595,894
NGL Energy Partners LP		963,826	11,903,251
Noble Midstream Partners LP		443,672	23,536,800
NuStar Energy LP		15,251	387,985
ONEOK, Inc.		1,182	83,260
Phillips 66(2)		26,180	3,229,041
Phillips 66 Partners LP(2)		474,425	25,452,901
Plains All American Pipeline LP(2)		1,574,486	39,015,763
Shell Midstream Partners LP(2)		201,080	4,564,516
Spectra Energy Partners LP		11,231	415,210
Tallgrass Energy LP(2)		584,970	13,647,350
Targa Resources Corp.		1,152	58,833
Western Gas Equity Partners LP		218,543	8,035,826
Western Gas Partners LP		617,421	31,568,736
Williams Cos., Inc. (The)(2)		510,847	15,197,698
Williams Partners LP(2)		1,077,692	48,528,471
Total Common Stocks
(Cost $820,888,738)			840,503,116
Exchange Traded Note - 0.2%(1)
Equity Fund - 0.2%
JPMorgan Alerian MLP Index ETN(2)		38,539	1,078,707
Total Exchange Traded Note
(Cost $1,000,672)			1,078,707
Security Description	Notional Amount	Number of contracts	Value
Purchased Options - 0.0%(3)
Purchased Call Options-0.0%(3)
iShares 20+ Year Treasury Bond ETF,
Expires 09/21/18,
Strike Price $140.00	438,600	4,386	13,158
SPDR S&P 500 ETF Trust,
Expires 08/17/18,
Strike Price $280.00	50,000	500	189,000
SPDR S&P 500 ETF Trust,

Security Description	Notional Amount	Number of contracts	Value
Purchased Options (continued)
Purchased Call Options (continued)
Expires 08/17/18,
Strike Price $310.00	100,000	1,000	$0
SPDR S&P 500 ETF Trust,
Expires 09/21/18,
Strike Price $315.00	130,000	1,300	2,600
SPDR S&P 500 ETF Trust,
Expires 10/19/18,
Strike Price $315.00	10,000	100	450
United States Oil Fund LP,
Expires 08/17/18,
Strike Price $19.00	1,283,400	12,834	1
United States Oil Fund LP,
Expires 10/19/18,
Strike Price $20.00	1,070,500	10,705	21,410
Total Purchased Call Options
(Cost $356,670)			226,619
TOTAL INVESTMENTS- 128.4%
(Cost $822,246,080)			841,808,442
		Shares
Securities Sold Short - (12.6)%
Exchange Traded Funds - (12.6)%
Commodity Funds - (6.7)%
United States Natural Gas Fund LP*		(627,297)	(14,308,644)
United States Oil Fund LP*		(2,050,060)	(29,274,857)

Total Commodity Funds			(43,583,501)
Debt Fund - (5.9)%
iShares 20+ Year Treasury Bond ETF		(322,697)	(38,626,831)
Total Exchange Traded Funds
(Proceeds$(82,059,299))			(82,210,332)
Total Securities Sold Short - (12.6)%
(Proceeds $(82,059,299))			(82,210,332)
Liabilities in Excess of Other Assets - (15.8)%			(103,814,155)
Net Assets - 100.0%			$655,783,955

Security Description	Notional Amount	Number of contracts	Value
Written Options - (2.7)%
Calls
Andeavor,
Expires 08/17/18,
Strike Price $145.00	(176,500)	(1,765)	$(1,230,205)
Andeavor,
Expires 08/24/18,
Strike Price $144.00	(30,000)	(300)	(235,500)
Andeavor,
Expires 08/24/18,
Strike Price $145.00	(50,000)	(500)	(352,500)
Andeavor,
Expires 08/31/18,
Strike Price $145.00	(20,000)	(200)	(144,000)

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Andeavor Logistics LP,
Expires 08/17/18,
Strike Price $45.00	(524,500)	(5,245)	$(393,375)
Andeavor Logistics LP,
Expires 09/21/18,
Strike Price $45.00	(411,000)	(4,110)	(472,650)
Andeavor Logistics LP,
Expires 09/21/18,
Strike Price $47.50	(528,200)	(5,282)	(158,460)
Buckeye Partners LP,
Expires 08/17/18,
Strike Price $40.00	(457,500)	(4,575)	(4,575)
Buckeye Partners LP,
Expires 08/17/18,
Strike Price $45.00	(162,300)	(1,623)	0
Buckeye Partners LP,
Expires 08/17/18,
Strike Price $50.00	(72,600)	(726)	0
Buckeye Partners LP,
Expires 11/16/18,
Strike Price $40.00	(20,000)	(200)	(5,500)
Crestwood Equity Partners LP,
Expires 10/19/18,
Strike Price $30.00	(190,000)	(1,900)	(1,092,500)
Energy Transfer Partners LP,
Expires 08/17/18,
Strike Price $20.00	(100,000)	(1,000)	(100,000)
Energy Transfer Partners LP,
Expires 09/21/18,
Strike Price $19.00	(660,000)	(6,600)	(1,320,000)
Energy Transfer Partners LP,
Expires 09/21/18,
Strike Price $20.00	(30,000)	(300)	(36,000)
EnLink Midstream Partners LP,
Expires 08/17/18,
Strike Price $16.00	(180,400)	(1,804)	(61,336)
EnLink Midstream Partners LP,
Expires 11/16/18,
Strike Price $16.00	(20,000)	(200)	(15,000)
EnLink Midstream Partners LP,
Expires 11/16/18,
Strike Price $17.00	(200,000)	(2,000)	(80,000)
Enterprise Products Partners LP,
Expires 08/03/18,
Strike Price $29.00	(31,200)	(312)	(10,920)
Enterprise Products Partners LP,
Expires 08/17/18,
Strike Price $29.00	(100,000)	(1,000)	(50,000)
Enterprise Products Partners LP,
Expires 09/21/18,
Strike Price $29.00	(60,000)	(600)	(46,800)
EQT Midstream Partners LP,
Expires 08/17/18,
Strike Price $55.00	(70,000)	(700)	(4,900)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
EQT Midstream Partners LP,
Expires 09/21/18,
Strike Price $55.00	(70,000)	(700)	$(24,500)
Genesis Energy LP,
Expires 09/21/18,
Strike Price $25.00	(130,000)	(1,300)	(26,000)
Hollyfrontier Corp.,
Expires 08/03/18,
Strike Price $74.00	(30,000)	(300)	(62,100)
Hollyfrontier Corp.,
Expires 08/10/18,
Strike Price $75.00	(115,100)	(1,151)	(230,200)
iShares 20+ Year Treasury Bond ETF,
Expires 08/03/18,
Strike Price $124.00	(60,000)	(600)	0
iShares 20+ Year Treasury Bond ETF,
Expires 08/17/18,
Strike Price $123.00	(60,000)	(600)	(4,800)
iShares 20+ Year Treasury Bond ETF,
Expires 08/31/18,
Strike Price $122.50	(70,000)	(700)	(19,600)
iShares 20+ Year Treasury Bond ETF,
Expires 09/07/18,
Strike Price $122.50	(60,000)	(600)	(21,900)
iShares 20+ Year Treasury Bond ETF,
Expires 09/21/18,
Strike Price $125.00	(60,000)	(600)	(11,400)
JPMorgan Alerian MLP Index ETN,
Expires 08/03/18,
Strike Price $27.00	(120,000)	(1,200)	(123,000)
JPMorgan Alerian MLP Index ETN,
Expires 08/10/18,
Strike Price $27.00	(20,000)	(200)	(22,500)
Kinder Morgan, Inc.,
Expires 08/17/18,
Strike Price $17.00	(2,500)	(25)	(2,250)
Kinder Morgan, Inc.,
Expires 08/31/18,
Strike Price $18.00	(70,000)	(700)	(21,000)
Magellan Midstream Partners LP,
Expires 08/17/18,
Strike Price $70.00	(210,000)	(2,100)	(380,100)
Magellan Midstream Partners LP,
Expires 08/17/18,
Strike Price $72.50	(113,400)	(1,134)	(34,020)
Magellan Midstream Partners LP,
Expires 09/21/18,
Strike Price $72.50	(156,500)	(1,565)	(148,675)
Magellan Midstream Partners LP,
Expires 10/19/18,
Strike Price $75.00	(70,000)	(700)	(35,000)
Marathon Petroleum Corp.,
Expires 08/03/18,
Strike Price $75.50	(40,000)	(400)	(218,000)

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Marathon Petroleum Corp.,
Expires 08/03/18,
Strike Price $82.00	(10,000)	(100)	$(5,100)
Marathon Petroleum Corp.,
Expires 08/17/18,
Strike Price $75.00	(90,000)	(900)	(607,500)
Marathon Petroleum Corp.,
Expires 08/24/18,
Strike Price $76.00	(40,000)	(400)	(217,000)
Marathon Petroleum Corp.,
Expires 08/31/18,
Strike Price $76.00	(60,600)	(606)	(337,845)
MPLX LP,
Expires 08/17/18,
Strike Price $35.00	(210,000)	(2,100)	(346,500)
MPLX LP,
Expires 08/17/18,
Strike Price $36.00	(160,000)	(1,600)	(104,000)
MPLX LP,
Expires 08/17/18,
Strike Price $37.00	(190,000)	(1,900)	(39,900)
MPLX LP,
Expires 09/21/18,
Strike Price $36.00	(170,000)	(1,700)	(178,500)
MPLX LP,
Expires 09/21/18,
Strike Price $37.00	(370,000)	(3,700)	(251,600)
MPLX LP,
Expires 09/21/18,
Strike Price $38.00	(140,000)	(1,400)	(42,000)
Phillips 66,
Expires 08/03/18,
Strike Price $116.00	(21,200)	(212)	(146,492)
Phillips 66 Partners LP,
Expires 08/17/18,
Strike Price $55.00	(60,000)	(600)	(26,400)
Phillips 66 Partners LP,
Expires 09/21/18,
Strike Price $55.00	(321,500)	(3,215)	(321,500)
Plains All American Pipeline LP,
Expires 08/03/18,
Strike Price $25.00	(130,000)	(1,300)	(15,600)
Plains All American Pipeline LP,
Expires 08/10/18,
Strike Price $25.00	(170,000)	(1,700)	(78,200)
Plains All American Pipeline LP,
Expires 08/17/18,
Strike Price $25.00	(210,000)	(2,100)	(136,500)
Plains All American Pipeline LP,
Expires 08/24/18,
Strike Price $25.00	(140,000)	(1,400)	(98,000)
Plains All American Pipeline LP,
Expires 08/31/18,
Strike Price $25.00	(220,000)	(2,200)	(170,500)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Plains All American Pipeline LP,
Expires 08/31/18,
Strike Price $25.50	(130,000)	(1,300)	$(71,500)
Plains All American Pipeline LP,
Expires 11/16/18,
Strike Price $25.00	(20,000)	(200)	(29,000)
Shell Midstream Partners LP,
Expires 09/21/18,
Strike Price $25.00	(160,000)	(1,600)	(17,600)
SPDR S&P 500 ETF Trust,
Expires 08/17/18,
Strike Price $281.00	(30,000)	(300)	(90,600)
SPDR S&P 500 ETF Trust,
Expires 08/17/18,
Strike Price $282.00	(40,000)	(400)	(96,000)
SPDR S&P 500 ETF Trust,
Expires 08/17/18,
Strike Price $283.00	(30,000)	(300)	(53,400)
SPDR S&P 500 ETF Trust,
Expires 09/21/18,
Strike Price $288.00	(50,000)	(500)	(74,000)
SPDR S&P 500 ETF Trust,
Expires 09/21/18,
Strike Price $289.00	(40,000)	(400)	(45,600)
SPDR S&P 500 ETF Trust,
Expires 09/21/18,
Strike Price $290.00	(40,000)	(400)	(38,000)
SPDR S&P 500 ETF Trust,
Expires 10/19/18,
Strike Price $290.00	(10,000)	(100)	(16,800)
Tallgrass Energy LP,
Expires 08/17/18,
Strike Price $22.50	(54,400)	(544)	(54,400)
Tallgrass Energy LP,
Expires 10/19/18,
Strike Price $22.50	(104,600)	(1,046)	(162,130)
United States Natural Gas Fund LP,
Expires 08/17/18,
Strike Price $23.00	(60,000)	(600)	(19,200)
United States Natural Gas Fund LP,
Expires 08/17/18,
Strike Price $24.00	(90,000)	(900)	(7,200)
United States Natural Gas Fund LP,
Expires 08/24/18,
Strike Price $23.00	(70,000)	(700)	(28,000)
United States Natural Gas Fund LP,
Expires 08/24/18,
Strike Price $24.00	(110,000)	(1,100)	(14,300)
United States Natural Gas Fund LP,
Expires 08/31/18,
Strike Price $23.00	(70,000)	(700)	(40,600)
United States Natural Gas Fund LP,
Expires 08/31/18,
Strike Price $23.50	(132,000)	(1,320)	(46,200)

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
United States Natural Gas Fund LP,
Expires 08/31/18,
Strike Price $24.00	(60,000)	(600)	$(16,800)
United States Natural Gas Fund LP,
Expires 09/21/18,
Strike Price $23.00	(60,000)	(600)	(37,200)
United States Natural Gas Fund LP,
Expires 10/19/18,
Strike Price $23.00	(120,000)	(1,200)	(104,400)
United States Natural Gas Fund LP,
Expires 10/19/18,
Strike Price $24.00	(90,000)	(900)	(46,800)
United States Natural Gas Fund LP,
Expires 10/19/18,
Strike Price $25.00	(20,000)	(200)	(6,400)
United States Oil Fund LP,
Expires 08/17/18,
Strike Price $14.00	(595,600)	(5,956)	(273,976)
United States Oil Fund LP,
Expires 08/17/18,
Strike Price $14.50	(100,000)	(1,000)	(21,000)
United States Oil Fund LP,
Expires 08/24/18,
Strike Price $14.50	(310,000)	(3,100)	(80,600)
United States Oil Fund LP,
Expires 09/21/18,
Strike Price $15.00	(150,600)	(1,506)	(39,156)
United States Oil Fund LP,
Expires 10/19/18,
Strike Price $14.50	(320,000)	(3,200)	(185,600)
United States Oil Fund LP,
Expires 10/19/18,
Strike Price $15.00	(369,500)	(3,695)	(144,105)
Williams Cos., Inc. (The),
Expires 08/03/18,
Strike Price $28.00	(80,000)	(800)	(145,600)
Williams Cos., Inc. (The),
Expires 08/10/18,
Strike Price $28.00	(110,000)	(1,100)	(199,650)
Williams Cos., Inc. (The),
Expires 08/17/18,
Strike Price $28.00	(110,000)	(1,100)	(209,000)
Williams Cos., Inc. (The),
Expires 08/24/18,
Strike Price $28.00	(170,000)	(1,700)	(340,000)
Williams Cos., Inc. (The),
Expires 08/24/18,
Strike Price $29.50	(40,000)	(400)	(34,800)
Williams Partners LP,
Expires 09/21/18,
Strike Price $40.00	(150,000)	(1,500)	(675,000)
Williams Partners LP,
Expires 09/21/18,
Strike Price $42.50	(130,000)	(1,300)	(344,500)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option
Andeavor,
Expires 09/21/18,
Strike Price $140.00	(40,000)	(400)	$(44,000)
Andeavor,
Expires 09/21/18,
Strike Price $145.00	(10,000)	(100)	(27,000)
Cheniere Energy Partners LP,
Expires 08/17/18,
Strike Price $35.00	(218,300)	(2,183)	(28,379)
Cheniere Energy Partners LP,
Expires 09/21/18,
Strike Price $35.00	(60,000)	(600)	(19,500)
Energy Transfer Equity LP,
Expires 08/10/18,
Strike Price $17.00	(140,000)	(1,400)	(15,400)
Energy Transfer Equity LP,
Expires 08/17/18,
Strike Price $17.00	(170,000)	(1,700)	(20,400)
Energy Transfer Equity LP,
Expires 08/24/18,
Strike Price $17.00	(130,000)	(1,300)	(15,600)
Energy Transfer Equity LP,
Expires 08/31/18,
Strike Price $17.00	(130,000)	(1,300)	(20,150)
Energy Transfer Equity LP,
Expires 09/07/18,
Strike Price $17.00	(10,000)	(100)	(2,000)
Energy Transfer Equity LP,
Expires 09/21/18,
Strike Price $17.00	(180,000)	(1,800)	(48,600)
Enterprise Products Partners LP,
Expires 08/10/18,
Strike Price $27.00	(80,000)	(800)	(1,600)
Enterprise Products Partners LP,
Expires 08/10/18,
Strike Price $28.00	(9,400)	(94)	(1,316)
Enterprise Products Partners LP,
Expires 08/17/18,
Strike Price $27.00	(100,100)	(1,001)	(5,005)
Enterprise Products Partners LP,
Expires 08/17/18,
Strike Price $28.00	(228,200)	(2,282)	(25,102)
Enterprise Products Partners LP,
Expires 08/24/18,
Strike Price $28.00	(140,000)	(1,400)	(28,000)
Enterprise Products Partners LP,
Expires 08/31/18,
Strike Price $28.00	(240,000)	(2,400)	(52,800)
Enterprise Products Partners LP,
Expires 09/21/18,
Strike Price $26.00	(40,000)	(400)	(4,000)
Enterprise Products Partners LP,
Expires 09/21/18,
Strike Price $28.00	(140,100)	(1,401)	(49,035)

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
Enterprise Products Partners LP,
Expires 10/19/18,
Strike Price $27.00	(110,000)	(1,100)	$(33,000)
iShares 20+ Year Treasury Bond ETF,
Expires 08/03/18,
Strike Price $119.00	(50,000)	(500)	(15,000)
iShares 20+ Year Treasury Bond ETF,
Expires 08/03/18,
Strike Price $119.50	(70,000)	(700)	(37,100)
iShares 20+ Year Treasury Bond ETF,
Expires 08/10/18,
Strike Price $120.00	(60,000)	(600)	(57,000)
iShares 20+ Year Treasury Bond ETF,
Expires 08/17/18,
Strike Price $120.00	(72,800)	(728)	(85,176)
iShares 20+ Year Treasury Bond ETF,
Expires 08/24/18,
Strike Price $120.00	(30,000)	(300)	(39,300)
iShares 20+ Year Treasury Bond ETF,
Expires 08/31/18,
Strike Price $119.00	(50,000)	(500)	(46,000)
iShares 20+ Year Treasury Bond ETF,
Expires 08/31/18,
Strike Price $120.00	(30,000)	(300)	(42,900)
iShares 20+ Year Treasury Bond ETF,
Expires 09/21/18,
Strike Price $119.00	(30,000)	(300)	(40,800)
JPMorgan Alerian MLP Index ETN,
Expires 08/24/18,
Strike Price $26.50	(30,000)	(300)	(5,250)
Kinder Morgan, Inc.,
Expires 08/03/18,
Strike Price $17.00	(150,000)	(1,500)	(1,500)
Kinder Morgan, Inc.,
Expires 08/17/18,
Strike Price $17.00	(99,200)	(992)	(7,936)
Kinder Morgan, Inc.,
Expires 08/24/18,
Strike Price $17.00	(150,000)	(1,500)	(16,500)
Kinder Morgan, Inc.,
Expires 08/31/18,
Strike Price $17.00	(400,000)	(4,000)	(52,000)
Kinder Morgan, Inc.,
Expires 08/31/18,
Strike Price $17.50	(190,000)	(1,900)	(60,800)
Kinder Morgan, Inc.,
Expires 09/07/18,
Strike Price $17.50	(110,000)	(1,100)	(30,800)
Kinder Morgan, Inc.,
Expires 09/21/18,
Strike Price $17.00	(100,000)	(1,000)	(22,000)
Magellan Midstream Partners LP,
Expires 08/17/18,
Strike Price $67.50	(120,000)	(1,200)	(27,000)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
Magellan Midstream Partners LP,
Expires 09/21/18,
Strike Price $67.50	(70,000)	(700)	$(35,000)
Marathon Petroleum Corp.,
Expires 08/17/18,
Strike Price $73.00	(50,000)	(500)	(10,750)
Marathon Petroleum Corp.,
Expires 08/17/18,
Strike Price $75.00	(60,000)	(600)	(21,600)
Marathon Petroleum Corp.,
Expires 08/31/18,
Strike Price $74.00	(80,000)	(800)	(46,800)
ONEOK, Inc.,
Expires 08/03/18,
Strike Price $67.50	(70,000)	(700)	(14,000)
ONEOK, Inc.,
Expires 08/10/18,
Strike Price $68.00	(63,200)	(632)	(28,440)
ONEOK, Inc.,
Expires 08/17/18,
Strike Price $68.00	(110,000)	(1,100)	(66,000)
ONEOK, Inc.,
Expires 08/24/18,
Strike Price $68.00	(110,000)	(1,100)	(88,000)
ONEOK, Inc.,
Expires 08/31/18,
Strike Price $68.00	(110,000)	(1,100)	(99,000)
ONEOK, Inc.,
Expires 09/07/18,
Strike Price $67.00	(80,000)	(800)	(58,000)
Plains All American Pipeline LP,
Expires 08/17/18,
Strike Price $23.00	(210,000)	(2,100)	(42,000)
Plains All American Pipeline LP,
Expires 08/24/18,
Strike Price $23.00	(220,000)	(2,200)	(55,000)
Plains All American Pipeline LP,
Expires 08/31/18,
Strike Price $23.00	(200,000)	(2,000)	(55,000)
United States Natural Gas Fund LP,
Expires 08/03/18,
Strike Price $23.00	(100,000)	(1,000)	(34,000)
United States Natural Gas Fund LP,
Expires 08/17/18,
Strike Price $23.00	(250,000)	(2,500)	(127,500)
United States Natural Gas Fund LP,
Expires 09/07/18,
Strike Price $22.00	(90,000)	(900)	(23,400)
United States Natural Gas Fund LP,
Expires 09/21/18,
Strike Price $22.00	(150,000)	(1,500)	(51,000)
United States Natural Gas Fund LP,
Expires 10/19/18,
Strike Price $22.00	(161,300)	(1,613)	(93,554)

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
United States Natural Gas Fund LP,
Expires 10/19/18,
Strike Price $23.00	(130,000)	(1,300)	$(137,800)
United States Oil Fund LP,
Expires 08/03/18,
Strike Price $14.00	(520,000)	(5,200)	(26,000)
United States Oil Fund LP,
Expires 08/03/18,
Strike Price $14.50	(750,000)	(7,500)	(210,000)
United States Oil Fund LP,
Expires 08/10/18,
Strike Price $14.00	(80,000)	(800)	(9,600)
United States Oil Fund LP,
Expires 08/10/18,
Strike Price $14.50	(410,000)	(4,100)	(151,700)
United States Oil Fund LP,
Expires 08/10/18,
Strike Price $15.00	(81,700)	(817)	(58,824)
United States Oil Fund LP,
Expires 08/17/18,
Strike Price $14.00	(280,000)	(2,800)	(53,200)
United States Oil Fund LP,
Expires 08/24/18,
Strike Price $14.00	(360,000)	(3,600)	(90,000)
United States Oil Fund LP,
Expires 08/31/18,
Strike Price $14.00	(300,000)	(3,000)	(87,000)
United States Oil Fund LP,
Expires 09/21/18,
Strike Price $14.00	(530,000)	(5,300)	(206,700)
United States Oil Fund LP,
Expires 10/19/18,
Strike Price $14.00	(510,000)	(5,100)	(265,200)
Williams Cos., Inc. (The),
Expires 08/17/18,
Strike Price $28.00	(120,000)	(1,200)	(19,200)
Williams Cos., Inc. (The),
Expires 08/24/18,
Strike Price $28.00	(20,000)	(200)	(3,800)
TOTAL WRITTEN OPTIONS - (2.7)%
(Premiums Received $9,165,602)			(17,427,537)

Abbreviations:
ETF — Exchange Traded Fund
ETN — Exchange Traded Note
LP — Limited Partnership

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at July 31, 2018 was $725,456,311.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.

See Notes to the Schedules of Investments.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$840,503,116	$–	$–	$840,503,116
Exchange Traded Note	1,078,707	–	–	1,078,707
Purchased Options	–	226,619	–	226,619
Total	$841,581,823	$226,619	$–	$841,808,442
Liability Valuation Inputs
Exchange Traded Funds	$82,210,332	$–	$–	$82,210,332
Written Options	–	17,427,537	–	17,427,537
Total	$82,210,332	$17,427,537	$–	$99,637,869

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

See Notes to the Schedules of Investments.

Notes to the Schedule of Investments (Unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the "Trust") was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). InfraCap REIT Preferred ETF, iSectors® Post-MPT Growth ETF, Virtus Cumberland Municipal Bond ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus WMC Global Factor Opportunities ETF and InfraCap MLP ETF (each, a "Fund", and collectively, the "Funds"), each a separate investment portfolio of the Trust, are presented herein. iSectors® Post-MPT Growth ETF is a "fund of funds", in that the Fund will generally invest in other registered investment companies. The offering of shares is registered under the Securities Act of 1933, as amended (the "Securities Act").

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. Each Fund prepares its Schedule of Investments in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

Security Valuation

Equity securities and Exchange-Traded Funds are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange ("NYSE") or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust's Board of Trustees (the "Board"). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Notes to the Schedule of Investments (Unaudited) (continued)

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures ("ASC 820") defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the following hierarchy:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at July 31, 2018, is disclosed at the end of each Fund's Schedule of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	9/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	9/19/2018

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	9/19/2018

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.